                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                 101 Montgomery Street, San Francisco, CA 94104

                                FEBRUARY 28, 1996

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, dated February 28, 1996 (as amended from time to time) for Schwab International Index Fund(TM) (the "International Index Fund") and Schwab Small-Cap Index Fund(R) (the "Small-Cap Index Fund"), the joint Prospectus dated September 25, 1995, as amended December 8, 1995 (and as further amended from time to time), for Schwab Asset Director(R)-High Growth Fund, Schwab Asset Director(R)-Balanced Growth Fund and Schwab Asset Director(R)-Conservative Growth Fund (the "Asset Director Funds") and the joint prospectus dated February 28, 1996 (as amended from time to time) for the Investor Shares and the e.Shares(TM) of the Schwab S & P 500 Fund (the "S & P 500 Fund"), six separately managed investment portfolios (collectively the "Funds") of Schwab Capital Trust (the "Trust"). To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, CA 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. These Prospectuses are also available electronically by using our Internet address: http://www.schwab.com.


                                 SCHWABFunds(R)
                                  800-2 NO-LOAD

                                TABLE OF CONTENTS

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INVESTMENT OBJECTIVES..........................................................................................     2
INVESTMENT SECURITIES..........................................................................................     3
INVESTMENT RESTRICTIONS........................................................................................    24
MANAGEMENT OF THE TRUST........................................................................................    26
PORTFOLIO TRANSACTIONS AND TURNOVER............................................................................    34
TAXES..........................................................................................................    36
SHARE PRICE CALCULATION........................................................................................    39
HOW THE FUNDS REFLECT PERFORMANCE..............................................................................    40
THE BENEFITS OF INTERNATIONAL INVESTING........................................................................    41
INDEXING AND THE SCHWAB INDEX FUNDS............................................................................    41
GENERAL INFORMATION............................................................................................    46
PURCHASE AND REDEMPTION OF SHARES..............................................................................    48
OTHER INFORMATION..............................................................................................    48
COMPANIES IN THE SCHWAB INTERNATIONAL INDEX....................................................................    50
COMPANIES IN THE SCHWAB SMALL-CAP INDEX........................................................................    60
FINANCIAL STATEMENTS...........................................................................................   F-1
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
                              INVESTMENT OBJECTIVES


                       SCHWAB INTERNATIONAL INDEX FUND(TM)

         The investment objective of the International Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R) (the "International Index"), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.


                         SCHWAB SMALL-CAP INDEX FUND(R)

         The investment objective of the Small-Cap Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap IndexTM (the "Small-Cap Index"), an index created to represent the performance of common stocks of the second 1,000 largest United States companies, ranked by market capitalization (share price times the number of shares outstanding).

                   SCHWAB ASSET DIRECTOR(R)- HIGH GROWTH FUND

         The investment objective of the Schwab Asset Director-High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks, and international stocks.

                 SCHWAB ASSET DIRECTOR(R)- BALANCED GROWTH FUND

         The investment objective of the Schwab Asset Director-Balanced Growth Fund is to provide maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.

                SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND

         The investment objective of the Schwab Asset Director-Conservative Growth Fund is to provide income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation.

                      SCHWAB S&P 500 FUND-INVESTOR SHARES
                       SCHWAB S&P 500 FUND - e.SHARES(TM)

         The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of United States companies, as represented by the S&P 500.

         The investment objectives stated above for each of the Funds, along with certain investment restrictions adopted by the Funds, are fundamental and cannot be changed without approval by holders of a majority of the Funds' outstanding voting shares, as defined in the Investment Company Act of 1940 (the "1940 Act").

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                              INVESTMENT SECURITIES

                               FOREIGN INVESTMENTS

         The International Index Fund and the Asset Director Funds expect to invest in stocks of foreign issuers. The International Index Fund will invest primarily in such stocks. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the International Index Fund and the Asset Director Funds may hold cash in foreign currencies, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of foreign companies have less volume, are less liquid and are more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Index Fund and the Asset Director Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Index Fund and the Asset Director Funds is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Index Fund and the Asset Director Funds to miss attractive investment opportunities. Losses to the International Index Fund and the Asset Director Funds arising out of the inability to fulfill a contract to sell such securities could result in potential liability to the International Index Fund and the Asset Director Funds.

         In addition, with respect to those countries in which the International Index Fund and the Asset Director Funds may invest or other countries which may have a significant impact on the

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
companies in which the International Index Fund and the Asset Director Funds may invest, there is the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the International Index Fund's and the Asset Director Funds' investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Asset Director Funds may invest up to 5% of its total assets in companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries have historically offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         Hong Kong. In addition to the risks discussed above, it is impossible to currently foresee what risk, if any, may exist to the International Index Fund's and the Asset Director Funds' investments as a result of the planned 1997 incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments as the scheduled time for the change in government in Hong Kong draws nearer.

                               DEPOSITARY RECEIPTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) which are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored. Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

                              OPTIONS ON SECURITIES

         Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of

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
writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.


         All put options written by the Funds will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.


         The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds may also enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

         Risks Associated With Options Transactions. There is no assurance that

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
a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC. Each of the Funds will write or purchase an option only where the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund, does not exceed 5% of the Fund's total assets.

                          FOREIGN CURRENCY TRANSACTIONS

         Forward Foreign Currency Exchange Contracts. The International Index Fund and the Asset Director Funds may enter into forward foreign currency exchange contracts in several circumstances. The International Index Fund and the Asset Director Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Index Fund and the Asset Director Funds expect to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         For transaction hedging purposes, the International Index Fund and the Asset Director Funds enter into foreign currency transactions with respect to specific receivables or payables of the funds arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Index Fund and the Asset Director Funds will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, and the transaction's settlement date. When engaging in position hedging, the International Index Fund and the Asset Director Funds enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities which the International Index Fund and the Asset Director Funds expect to purchase).

         When engaging in position and/or transaction hedging, the International Index Fund and the Asset Director Funds may purchase or sell foreign currencies on a spot (or cash) basis at the prevailing spot rate and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The International Index Fund and the Asset Director Funds may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Index Fund and the Asset Director Funds the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Index Fund and the Asset Director Funds the right to purchase a currency at the exercise price until the expiration of the option.

         Hedging transactions involve costs and may result in losses, and the ability of the International Index Fund and the Asset Director Funds to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Funds own or expect to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time.
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
Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

         Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the ability of the International Index Fund and the Asset Director Funds to utilize forward foreign currency exchange contracts may be restricted.

         Each of the Asset Director Funds will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund does not exceed 5% of the Fund's total assets.

         The International Index Fund and the Asset Director Funds generally will not enter into a forward contract with a term of greater than one year.

         While the International Index Fund and the Asset Director Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Index Fund and the Asset Director Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Index Fund and the Asset Director Funds than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Index Fund's and the Asset Director Funds' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the International Index Fund and the Asset Director Funds. Such imperfect correlation may cause the International Index Fund and the Asset Director Funds to sustain losses, which will prevent the International Index Fund and the Asset Director Funds from achieving a complete hedge or expose the International Index Fund and the Asset Director Funds to risk of foreign exchange loss.

         Writing and Purchasing Currency Call and Put Options. The International Index Fund and the Asset Director Funds may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Index Fund and the Asset Director Funds obligates the International Index Fund and the Asset Director Funds to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Index Fund and the Asset Director Funds would obligate the International Index Fund and the Asset Director Funds to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the International Index Fund


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
and the Asset Director Funds will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The International Index Fund and the Asset Director Funds may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The International Index Fund and the Asset Director Funds would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Index Fund and the Asset Director Funds.

         The purchase of a call option would entitle the International Index Fund and the Asset Director Funds, in return for the premium paid, to purchase specified currency at a specified price during the option period. The International Index Fund and the Asset Director Funds would ordinarily realize a gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the International Index Fund and the Asset Director Funds, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Index Fund's and the Asset Director Funds' portfolio securities due to currency exchange rate fluctuations. The International Index Fund and the Asset Director Funds would ordinarily realize a gain, if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the International Index Fund and the Asset Director Funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

         Special Risks Associated With Options on Foreign Currency. An exchange traded option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the International Index Fund and the Asset Director Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the International Index Fund and the Asset Director Funds would have to exercise their options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Index Fund and the Asset Director Funds, as covered call option writers, are unable to effect a

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
closing purchase transaction in a secondary market, they will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or they deliver the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate. This could result in an exchange instituting special procedures that may interfere with the timely execution of customers' orders.

         The International Index Fund and the Asset Director Funds will purchase and write over-the-counter options only to the extent consistent with their limitations on investments in illiquid securities, as described in the Prospectuses. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges. The Funds are not permitted to engage in speculative futures trading.

         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Funds can seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the International Index Fund and the Asset Director Funds can sell futures contracts on a specified currency to protect against a decline in the value of such currency and their portfolio securities that are denominated in such currency. The International Index Fund and the Asset Director Funds can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the International Index Fund and the Asset Director Funds have acquired or expect to acquire.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying

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securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds may incur brokerage fees when they purchase or sell futures contracts.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While the Funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Funds' assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of
11
securities held by the Funds or securities with characteristics similar to those of the Funds' portfolio securities. Similarly, the International Index Fund and the Asset Director Funds may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of their hedging strategy. Although under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities will be substantially offset by a decline in the value of the futures position.


         On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash but expect the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

         When buying or selling futures contracts, a Fund must deposit an amount of cash, cash equivalents, or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's position in the contract becomes more or less valuable, a process known as "marking-to-market."

         Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to the Funds generally require that all of their futures transactions constitute "bona fide" hedging transactions. As a result, a Fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In
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
addition, the Funds may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of each Fund's net assets.

         Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks which, in some strategies, can be substantial, due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent the Funds' futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Funds are subject to the degree of risk frequently associated with futures and options transactions. To the extent the Funds engage in the use of futures and options on futures other than for hedging purposes, the Funds may be subject to additional risk.

         Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time when a Fund seeks to "close out" its position. If a Fund were unable to "close out" a futures or option position and prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund had insufficient cash to meet this requirement, it may have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying futures or options contracts it holds. Each Fund will seek to reduce the risk that it will be unable to "close out" contracts by only entering into futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

         It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that a Fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

         Finally, adverse market movements could cause a Fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected were the Fund to invest directly in the securities being hedged. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the

Fund has an open position in a futures contract or option.

         The extent to which each Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by the fact that each Fund intends to meet Internal Revenue Code of 1986, as amended (the "Code"), requirements for qualification as a regulated investment company. See "Federal Income Tax."

                                      SWAPS

         Each of the Asset Director Funds may enter into swaps on various securities (such as U.S. government securities), securities indices, interest rates, prepayment rates, foreign currencies or other financial instruments or indices in order to protect the value of the Asset Director Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Asset Director Funds' investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Asset Director Funds will use swap contracts for purposes similar to the purposes for which they use options, futures and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts and options on futures. See "Futures Contracts and Options on Futures Contracts" in this Statement.

         The Asset Director Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Asset Director Fund's exposure to market fluctuations while others may tend to increase market exposure.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Asset Director Funds would be less favorable than it would have been if this investment technique were not used. The Asset Director Funds will only invest in swaps up to 5% of each Fund's total assets.

                                 PREFERRED STOCK

         The Funds may invest in preferred stock. Preferred stock has priority as to income and generally as to assets of the issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Asset Director Funds will only invest in preferred stock up to 5% of each Fund's net assets.

                             CONVERTIBLE SECURITIES

         Each of the Asset Director Funds may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible
14
bonds that are investment grade, convertible preferred stocks and warrants. The S&P 500 Fund will not purchase convertible securities directly. It may, however, hold convertible securities to the extent that such holdings are incident to the Fund's ownership of common stocks.

         Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         The Funds may invest in warrants. Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

                         REAL ESTATE-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in real estate-related investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

                       PRECIOUS METAL-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in precious metal-related investments. The Asset Director Funds and the S&P 500 Fund may invest in common stocks of domestic companies principally engaged in precious metal-related activities which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Asset Director Funds may
15
also invest in securities of foreign companies principally engaged in the precious metals industry. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         The Asset Director Funds and the S&P 500 Fund may also invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations for investments in futures and options for the Asset Director Funds and the S&P 500 Fund as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities may be subject to extreme fluctuations, reflecting wider economic or political instability or for other reasons.

                           U.S. GOVERNMENT SECURITIES


         The Funds may purchase U.S. government securities. Direct obligations of the U.S. government are supported by the full faith and credit of the U.S. Treasury. While obligations of certain U.S. government agencies and instrumentalities are similarly backed, those of others, such as the Federal National Mortgage Association and the Student Loan Marketing Association, are only supported by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the agency's obligations or the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in U.S. government securities not backed by the full faith and credit of the U.S. Treasury only when the Investment Manager is satisfied that the credit risk with respect to their issuer is minimal.


                     GOVERNMENT "MORTGAGE BACKED" SECURITIES

         Among the U.S. government securities in which the Funds may invest are government "mortgage-backed" (or government guaranteed mortgage-related) securities. Mortgages backing the securities purchased by the Funds include, among others, conventional thirty-year fixed rate mortgages, graduated payment mortgages, fifteen-year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of
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
the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are government guaranteed to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

         The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed
17
mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.


         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.


                          OTHER ASSET-BACKED SECURITIES

         The Asset Director Funds may invest a portion of their assets in debt obligations known as "Asset-Backed Securities" that are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (e.g., Standard & Poor's Corporation or Moody's Investors Service, Inc.) or, if not so rated, deemed to be of equivalent quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. The credit quality of most Asset-Backed Securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-Backed Securities may be classified as "Pass-Through Certificates" or "Collateralized Obligations."

         "Pass-Through Certificates" are asset-backed securities that represent undivided fractional ownership interests in the underlying pool of assets. Pass-Through Certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because Pass-Through Certificates represent ownership interests in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-Backed Securities issued in the form of debt instruments, also known as Collateralized Obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such Asset-Backed Securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the Asset-Backed Securities and any credit support provided. As a result, although payments on such Asset-Backed Securities are obligations of the issuers, in the event of default on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related Asset-Backed Securities.

                        METHODS OF ALLOCATING CASH FLOWS

         While many Asset-Backed Securities are issued with only one class of security, many others are issued in more than one class, each with different payment terms. Multiple class Asset-Backed Securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the Asset-Backed Security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "multi-tranche CMOs" (collateralized mortgage obligations) with serial maturities such that all principal payments received on the mortgages underlying the securities are first paid to the class with the earliest stated maturity, and then sequentially to the class with the next stated maturity), "Strips" (Asset-Backed Securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics that mimic the characteristics of non-Asset-Backed Securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                             TYPES OF CREDIT SUPPORT

         Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate

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
default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. Examples of Asset-Backed Securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class Asset-Backed Securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and Asset-Backed Securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceed that required to make payment on the Asset-Backed Securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an Asset-Backed Security.

                        CREDIT CARD RECEIVABLE SECURITIES

         The Asset Director Funds may invest in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying accounts are passed through to the security holder and principal payments received on such accounts are used to fund the transfer of additional credit card charges made on an account to the pool of assets supporting the related Credit Card Receivable Securities. The initial fixed period usually may be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

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
         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on accounts. In addition, unlike most other Asset-Backed Securities, accounts are unsecured obligations of the cardholder.

                CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

         The Funds may invest in certificates of deposit, which are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Each Fund will only invest in certificates of deposit and bankers' acceptances of banks having capital, surplus and undivided profits in excess of $100 million.

                                COMMERCIAL PAPER

         The Funds may invest in Commercial Paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The Funds will only invest in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, "Duff 2" or higher by Duff & Phelps, Inc. ("Duff"), or "F2" or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

                            OTHER INVESTMENT POLICIES

         Securities that are acquired by the International Index Fund and the Asset Director Funds outside the U.S. and that are publicly traded in the U.S., on a foreign securities exchange or in a foreign securities market are not considered by the Funds to be illiquid assets provided that: (i) the Funds acquire and hold the securities with the intention of reselling the securities in the foreign trading market, (ii) the Funds reasonably believe they can readily dispose of the securities in the foreign trading market or for cash in the U.S., or (iii) foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the U.S. will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances regarding convertibility or exchange rates could result in investment losses for the Funds. Investments in foreign securities may also subject the Funds to losses due
21
to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Notwithstanding the fact that the Funds generally intend to acquire the securities of foreign issuers where there are public trading markets, investments by the Funds in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Funds' portfolio and the Funds' ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Funds have a substantial portion of their assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         Loans of Portfolio Securities. The Funds may loan securities to qualified broker-dealers or other institutional investors provided that such loans do not exceed one-third of the value of the Funds' total assets at the time of the most recent loan, and that the borrower deposits and maintains with the Funds cash collateral or U.S. government securities with a value equal to 102% of the value of the securities loaned. The lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities.

         Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by a Fund to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements entered into by a Fund will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. government, its agencies or instrumentalities). The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Funds, with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

         In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Each Fund will not invest more than 10% of its net assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

         Illiquid Securities. Each Fund reserves the right to invest up to 10% of its net assets in illiquid securities. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Funds have valued the instrument. Subject to this limitation, the Funds may invest in restricted securities where such investment is consistent with the Funds' investment objectives, and such securities may be considered to be liquid to the extent the Funds' Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts. The Funds will limit their investments in liquid restricted securities to 5% of their net assets.

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
                             INVESTMENT RESTRICTIONS

         Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). Each of the Funds may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

         2) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the International Index Fund, the Small-Cap Index Fund and the S&P 500 Fund may purchase securities under such circumstances only to the extent that the Schwab International Index(R), the Schwab Small-Cap IndexTM or the S&P 500(R), respectively, is also so concentrated).

         3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

         4) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         5) Purchase or sell commodities or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein,
(ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the Asset Director Funds and the S&P 500 Fund, purchase securities of companies that deal in precious metals or interests therein.

         6) Invest for the purpose of exercising control or management of another issuer.

         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money or issue senior securities except that each Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

         In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

         The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds may not:

         1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         2) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by the United States Government, its agencies or instrumentalities) that with their predecessors have a record of less than three years continuous operation.

         3) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         4) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's total assets.

         5)       Make short sales, except for short sales against the box.

         6) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                             MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

                                   POSITION WITH
                                   -------------
 NAME/BIRTHDAY                     THE TRUST                   PRINCIPAL OCCUPATION
 -------------                     ---------                   --------------------
 CHARLES R. SCHWAB*                Chairman and Trustee        Founder, Chairman, Chief Executive Officer and
 July 29, 1937                                                 Director, The Charles Schwab Corporation; Founder,
                                                               Chairman and Director, Charles Schwab & Co., Inc.
                                                               and Charles Schwab Investment Management, Inc.;
                                                               Chairman and Director, The Charles Schwab Trust
                                                               Company; Chairman and Director, and Chairman
                                                               (officer position) until December 1995,
                                                               Mayer & Schweitzer, Inc. (a securities brokerage
                                                               subsidiary of The Charles Schwab Corporation);
                                                               Director, The Gap, Inc. (a clothing retailer),
                                                               Transamerica Corporation (a financial services
                                                               organization), AirTouch Communications (a
                                                               telecommunications company) and Siebel Systems
                                                               (a software company).

--------------------------
      *Mr. Schwab is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
 NAME/BIRTHDAY                     THE TRUST                   PRINCIPAL OCCUPATION
 -------------                     ---------                   --------------------
 TIMOTHY F. McCARTHY**             President and Trustee       Executive Vice President - Mutual Funds, Charles
 September 19, 1951                                            Schwab & Co., Inc. and The Charles Schwab
                                                               Corporation; Chief Executive Officer, Charles
                                                               Schwab Investment Management, Inc. From 1994 to
                                                               1995, Mr. McCarthy was Chief Executive Officer,
                                                               Jardine Fleming Unit Trusts Ltd.; Executive
                                                               Director, Jardine Fleming Holdings Ltd.;
                                                               Chairman, Jardine Fleming Taiwan Securities Ltd.;
                                                               and Director of JF India and Fleming Flagship,
                                                               Europe. Prior to 1994, he was President of
                                                               Fidelity Investments Advisor Group, a division of
                                                               Fidelity Investments in Boston.

 DONALD F. DORWARD                 Trustee                     President and Chief Executive Officer, Dorward &
 September 23, 1931                                            Associates (advertising and marketing/consulting).

 ROBERT G. HOLMES                  Trustee                     Chairman, Chief Executive Officer and Director,
 May 15, 1931                                                  Semloh Financial, Inc. (international financial
                                                               services).

 DONALD R. STEPHENS                Trustee                     Managing Partner, D.R. Stephens & Co. (real estate
 June 28, 1938                                                 investment).  Prior to 1993, Mr. Stephens was
                                                               Chairman and Chief Executive Officer of the Bank of
                                                               San Francisco.

 MICHAEL W. WILSEY                 Trustee                     Chairman, Chief Executive Officer and Director,
 August 18, 1943                                               Wilsey Bennett, Inc. (truck and air transportation,
                                                               real estate investment and management, and
                                                               investments).

 A. JOHN GAMBS                     Treasurer and Principal     Executive Vice President - Finance and Chief
 November 16, 1945                 Financial Officer           Financial Officer, The Charles Schwab Corporation;
                                                               Executive Vice President, Chief Financial Officer
                                                               and Director, Charles Schwab & Co., Inc.; Chief
                                                               Financial Officer and Director, Charles Schwab
                                                               Investment Management, Inc.; and Chief Financial

                                                              Officer, The Charles Schwab Trust Company.


--------------------------
      **Mr. McCarthy is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
 NAME/BIRTHDAY                     THE TRUST                   PRINCIPAL OCCUPATION
 -------------                     ---------                   --------------------


 WILLIAM J. KLIPP*                 Senior Vice President,      Senior Vice President, Charles Schwab & Co., Inc.;
 December 9, 1955                  Chief Operating Officer     President and Chief Operating Officer, Charles
                                   and Trustee                 Schwab Investment Management, Inc. Prior to 1993,
                                                               Mr. Klipp was Treasurer of Charles Schwab & Co.,
                                                               Inc. and Mayer & Schweitzer, Inc.

 STEPHEN B. WARD                   Senior Vice President &     Senior Vice President and Chief Investment Officer,
 April 5, 1955                     Chief Investment            Charles Schwab Investment Management, Inc.
                                   Officer

 FRANCES COLE                      Secretary                   Vice President, Chief Counsel, Chief Compliance
 September 9, 1955                                             Officer and Assistant Corporate Secretary, Charles
                                                               Schwab Investment Management, Inc.

 DAVID H. LUI                      Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
 October 14, 1960                                              Investment Management, Inc.  From 1991 to 1992, he
                                                               was Assistant Secretary and Assistant Corporate
                                                               Counsel for the Franklin Group of Mutual Funds.

 CHRISTINA M. PERRINO              Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
 June 16, 1961                                                 Investment Management, Inc.  Prior to 1994, she was
                                                               Counsel and Assistant Secretary for North American
                                                               Security Life Insurance Company and Secretary for
                                                               North American Funds.

         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for Schwab Investments, The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

----------------------------------
      *Mr. Klipp is an "interested person" of the Trust.

                                              COMPENSATION TABLE(1)

                                                   Pension or
                                                   Retirement
                                                   Benefits              Estimated
                                                   Accrued as Part       Annual Benefits
                                                   of Fund               Upon                       Total
                             Aggregate             Expenses from         Retirement from            Compensation
Name of Person,              Compensation          the Fund              the Fund                   from the Fund
Position                     from the Trust        Complex(2)            Complex(2)                 Complex(2)
---------------              --------------        ---------------       ---------------            -------------
Charles R. Schwab,                    0                    N/A                   N/A                    0
Chairman and Trustee

Elizabeth G. Sawi(3),                 0                    N/A                   N/A                    0
President and Trustee

Timothy F. McCarthy(4),               0                    N/A                   N/A                    0
President and Trustee

William J. Klipp,                     0                    N/A                   N/A                    0
Sr. Vice President, Chief
Operating Officer and
Trustee

Donald F. Dorward,                  16,000                 N/A                   N/A                  60,500
Trustee

Robert G. Holmes,                   16,000                 N/A                   N/A                  60,500
Trustee

Donald R. Stephens,                 16,000                 N/A                   N/A                  60,500
Trustee

Michael W. Wilsey,                  16,000                 N/A                   N/A                  60,500
Trustee

         1 Figures are for the Trust's fiscal year ended October 31, 1995.

         2 "Fund Complex" comprises all 23 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.

         3        Ms. Sawi served as President and Trustee until October 1995.

         4        Mr. McCarthy became President and Trustee in October 1995.

                 ----------------------------------------------

         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund(R) or SchwabFunds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds, and Schwab Investments.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

         The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the mutual funds in the SchwabFunds Family(R), a family of 22 mutual funds with approximately $33 billion in assets as of January 31, 1996. The Investment Manager is an affiliate of Schwab, the Trust's distributor and shareholder services and transfer agent. The Advisory Agreement will continue in effect until May 30, 1997 with respect to each of the Funds and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

         International Index Fund. For its advisory and administrative services to the International Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million, and 0.60% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total fund operating expenses for the International Index Fund will not exceed 0.69% of that Fund's average daily net assets.

         For the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, the International Index Fund paid investment advisory fees of $665,000, $474,000, and $0, respectively (fees were reduced by $415,000, $388,000, and $98,000, respectively).

         Small-Cap Index Fund. For its advisory and administrative services to the Small-Cap Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million, and 0.45% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through February 28, 1997, the total fund operating expenses for the Small-Cap Index Fund will not exceed 0.59% of that Fund's average daily net assets.

         For the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid investment advisory fees of $332,000 and $152,000, respectively (fees were reduced by $115,000 and $107,000, respectively).

         Asset Director Funds. For its advisory and administrative services to the Asset Director Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, and 0.69% of the next $1 billion; and 0.64% of such net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least December 31, 1996, the total fund operating expenses for each Asset Director Fund will not exceed 0.89% of the Fund's average daily net assets.

         S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the Fund's average daily net assets not in excess of $1 billion, and 0.33% of the next $1 billion; and 0.31% of such net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1997, the total operating expenses allocable to the Investor Shares and the e.Shares(TM) will not exceed 0.49% and 0.28%, respectively, of the average daily net assets of that class of shares.

         Additional Information. The Advisory Agreement provides that the fees to be paid to the Investment Manager will be less than the amount that would cause the aggregate operating expenses of a Fund (excluding interest, taxes, net brokerage commissions and extraordinary expenses) in any year to exceed the most stringent limits prescribed by any state in which shares of a Fund are offered for sale. The most stringent current limit for such expenses is 2.5% of a fund's first $30 million of average net assets, 2.0% of a fund's next $70 million of average net assets and 1.5% of a fund's average net assets in excess of $100 million.

         From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                   SUB-ADVISER

         The Investment Manager has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with respect to the Asset Director Funds with Symphony Asset Management, Inc. (the "Sub-Adviser"), pursuant to which it will act as the Funds' sub-adviser. The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and currently manages directly and indirectly approximately $700 million in institutional and private account assets.

         The Sub-Adviser furnishes investment advice through direct assistance to the Investment Manager in the development and execution of quantitatively based investment strategies. The Sub-Adviser uses a sophisticated optimization technique known as "Tactical Asset Allocation" in evaluating the optimal allocation of the Asset Director Funds' assets among asset categories: stocks, bonds, and cash.

         Tactical Asset Allocation is a value-oriented strategy which seeks the highest reward for a given level of risk. Expected returns are measured for each asset category; for stocks, the internal rate of return is measured on forecasted dividend stream; for bonds, the yield to maturity is evaluated on representative long corporate bonds; and for cash-equivalents, yield to maturity is evaluated on representative money market instruments. Risks and correlations of the asset categories are measured from long-term return histories.

         The Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, of 0.08% of the first $100 million of the aggregate average daily net assets of the Asset Director Funds, 0.06% of the next $150 million, 0.04% of the next $600 million and 0.02% of the Funds' aggregate average daily net assets over $850 million.

         As of May 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Schwab Small-Cap Index Fund and the Schwab International Index Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.

         Expenses. Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.

         International Index Fund: for the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, $143,000, $185,000, and $21,000 respectively.

         Small-Cap Index Fund: for the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, $36,000 and $51,000, respectively.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost for the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

         State Street Bank and Trust Company, at 1 Heritage Drive, North Quincy, Massachusetts 02171-2197 serves as Custodian and as Fund Accountant for the International Index Fund, the Small-Cap Index Fund and the Asset Director Funds.

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the S&P 500 Fund. PFPC Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the S&P 500 Fund.

                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Trust's federal income tax return. Price

Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

         Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20054, is counsel to the Trust.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

         In effecting securities transactions for the Funds, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

         In an attempt to obtain best execution for the Funds, the Investment Manager may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

         In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager will consider (if relevant)
34
whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities, and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate, and
(iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

         Brokerage services provided by Schwab to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) be performed by members of the exchange not associated with Schwab, that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members selected by Schwab who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.

         Brokerage Commissions. For the fiscal years ended October 31, 1995 and 1994 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, the International Index Fund paid brokerage commissions of $54,718, $86,127, $170,195, respectively. For the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid brokerage commissions of $142,785 and $165,997, respectively.

                               PORTFOLIO TURNOVER

         For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities owned by the Fund during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

         A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. In the case of the Asset Director Funds, this 100% portfolio turnover rate applies to the Funds' stock and bond categories separately. A high portfolio turnover rate may increase a Fund's transaction costs. The International Index Fund's portfolio turnover rate for the fiscal years ended October 31, 1995 and 1994 was 0% and 6%, respectively. The Small-Cap Index Fund's portfolio turnover rate for the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994 was 24% and 16%, respectively.

         From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.

                                      TAXES

         It is the policy of each Fund to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of
36
any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options, and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

                             INCOME TAX INFORMATION

         Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

         Dividends paid by the Funds from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable to shareholders as ordinary income. For corporate investors in the Funds, dividend distributions designated by the Funds to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or
(3) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         Although the International Index Fund and the Asset Director Funds will attempt not to invest in any non-U.S. corporation which could be treated as a passive foreign investment company ("PFIC"), or become a PFIC, under the Code, it might inadvertently do so. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to,
38
such equity investments. To the extent the International Index Fund and the Asset Director Funds do invest in PFICs, they may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Index Fund and the Asset Director Funds do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Index Fund's and the Asset Director Funds' shareholders. Therefore, the payment of this tax would reduce the International Index Fund's and the Asset Director Funds' economic return from their PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

This discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

                             SHARE PRICE CALCULATION

         Each Fund's net asset value per share is determined each day the New York Stock Exchange is open for trading as of 4:00 p.m., Eastern time. The net asset value of the International Index Fund is expressed in U.S. dollars by translating the Fund's assets using the bid price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds value their portfolio securities daily based on their market value. Each security held by the Funds that is listed on a securities exchange and for which market quotations are available is valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Investment Manager pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when
39
such prices are believed to reflect fair market value.

                        HOW THE FUNDS REFLECT PERFORMANCE

                            STANDARDIZED TOTAL RETURN

         Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. For the fiscal year ended October 31, 1995 and for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1995, the International Index Fund's average annual total return was 3.35% and 5.95%, respectively. For the fiscal year ended October 31, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1995, the Small-Cap Index Fund's total return was 17.11% and 8.97%, respectively.

                          NONSTANDARDIZED TOTAL RETURN

         Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund may also report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

                                      YIELD

         Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.

      COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDICES

         The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, United States government obligations, bank certificates of deposit, the consumer price index, and other investments for which reliable data is available.

         The Asset Director Funds may also compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, such as those indices names in the Funds' Prospectus under "Market Performance."

                     THE BENEFITS OF INTERNATIONAL INVESTING

                    INCREASED DIVERSIFICATION CAN LOWER RISK

         To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio has historically reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

                     POTENTIALLY HIGHER OVERALL PERFORMANCE

         During the past 10 years ending December 31, 1994, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and U.S. Treasuries. The returns produced by the international markets have also kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

                          BROADER GROWTH OPPORTUNITIES

         Investors who limit their portfolios to U.S. securities are missing these investment opportunities. Ten years ago, the United States made up more than half of the world's equity investments. As of December 31, 1993, it represented just over one-third.

                       INDEXING AND THE SCHWAB INDEX FUNDS

         Because the unmanaged performance of a broad-based equity index has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

         An index typically tracks the performance of a group of securities selected to represent a particular market, and is most often used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and Standard

& Poor's 500 Index(R) ("S&P 500") are two indices designed to measure the performance of United States stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

         The Funds' performance data assume the reinvestment of dividends, but do not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses, while the Index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Funds' performance to be higher or lower than that of the Index.

                        THE SCHWAB INTERNATIONAL INDEX(R)

         The Schwab International Index(R) is a broad-based stock market index which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. To reduce undue risk, the Index represents equities only from countries that are considered to have developed markets and economies. By tracking the largest companies in developed markets, the Index represents the performance of the "blue chips" of international markets. The Index is also designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The Schwab International Index(R) was first made available to the public on July 29, 1993.

                        THE SCHWAB SMALL-CAP INDEX(TM)

         To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS, and (3) its market value must place it among the second 1000 such companies as measured by market capitalization (i.e., from the company with a rank of 1001 through the company with a rank of 2000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

         A particular stock's weighting in the Schwab Small-Cap Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of the Schwab Small-Cap Index. The returns produced by the United States stock market during the 25 years ending December 31, 1995 have been exceeded by very few types of securities investments. Because the unmanaged performance of the U.S. stock
42
market has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. From less than $9 billion in 1980, indexed institutional holdings have grown to over $280 billion, a figure equal to approximately one-quarter of all institutional assets. (Source: Callan Associates Survey, reported in Fall 1990 edition of The Journal of Portfolio Management).

         Historically, returns in a long-term investment in a group of common stocks representative of the stock market as a whole, as well as a group of common stocks representative of small-cap stocks, have significantly exceeded the returns of U.S. Treasury Bills, CDs, corporate bonds and inflation.

                                THE S&P 500 INDEX

         The Standard and Poor's 500 Composite Stock Price Index, known as the S&P 500 Index, is representative of the performance of the U.S. stock market. The Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the Index are among the largest, there are also some relatively small companies in the Index. Those companies, however, are generally established companies within their industry group. S&P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the Index:
Industrials, Utilities, Financial and Transportation.

                ASSET ALLOCATION STRATEGIES USING SCHWABFUNDS(R)

         Shareholders of SchwabFunds may wish to invest in the SchwabFunds as components of their personal asset allocation plan. They may also choose to invest in the Schwab Asset Director Funds, which offer the benefits of asset allocation in a single fund. An asset allocation program is available through Schwab. This program may help shareholders select investments, including investments in SchwabFunds, that match their individual investment needs. The shareholders' personal investment plan is based on a number of factors including personal financial situation, time horizon, investment objectives and goals, and risk tolerance.

              ACCESS TO SCHWAB'S MUTUAL FUND ONESOURCE SERVICE(TM)

         With Schwab's Mutual Fund OneSource ServiceTM ("OneSource"), a shareholder can invest in over 200 mutual funds from many fund companies, subject to the following. If a shareholder makes five or more short-term redemptions of OneSource mutual funds (other than the SchwabFunds) within any 12-month period, a fee will be charged on all future trades. A short-term redemption in this context refers to the sale of mutual fund shares held for six months or less. Some mutual funds available through OneSource may charge fees permitted under Rule 12b-1 in excess of one quarter of one percent per year. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact their Schwab office during its regular business hours or 800-2 NO-LOAD, 24 hours a day.

         From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of investment products that do not employ the Funds' policy of seeking to limit capital gains.

         The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

                                 SCHWABFUNDS(R).

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                             Schwab 1000 Fund(R)(1)
                     Schwab International Index Fund(TM)(2)
                        Schwab Small-Cap Index Fund(R)(2)
                  Schwab Asset Director(R)-High Growth Fund(2)
                Schwab Asset Director(R)-Balanced Growth Fund(2)
              SchwabAsset Director(R)-Conservative Growth Fund(2)
                     Schwab S&P 500 Fund-Investor Shares(2)
                     Schwab S&P 500 Fund-e.Shares(TM)(2,3)

                               FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
           Schwab California Short/Intermediate Tax-Free Bond Fund(4)
                Schwab California Long-Term Tax-Free Bond Fund(4)

                             MONEY MARKET FUNDS(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(TM)
                    Schwab Tax-Exempt Money Fund-Sweep Shares
             Schwab Tax-Exempt Money Fund-Value Advantage Shares(TM)
             Schwab California Tax-Exempt Money Fund-Sweep Shares(4)
      Schwab California Tax-Exempt Money Fund-Value Advantage Shares(TM)(4)
                       Schwab Retirement Money Fund(R)(6)
                Schwab Institutional Advantage Money Fund(TM)(6)
              Schwab New York Tax-Exempt Money Fund-Sweep Shares(7)
       Schwab New York Tax-Exempt Money Fund-Value Advantage Shares(TM)(7)

1 The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.

2 The Funds are separate investment portfolios or classes of shares of Schwab Capital Trust.

3        Available only through SchwabLink(TM).

4 Available only to California residents and residents of selected other states.

5 All listed money market funds are separate investment portfolios of The Charles Schwab Family of Funds.

6        Designed for institutional investors only.

7 Available only to New York residents and residents of selected other states.

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
                                OTHER INFORMATION

         From time to time, the International Index Fund and the Small-Cap Index Fund may compare the historical performance of the Schwab International Index(R) and the Schwab Small-Cap Index(TM), respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

         Each Fund is managed to offset capital gains with capital losses in order to minimize that Fund's capital gain distributions. This special feature can make a real difference in an investor's after-tax return, especially if the investor is in a high tax bracket. In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, the distribution of capital gains to shareholders, the Funds help to build the value of a shareholders shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

         Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

         From time to time, either Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of either Fund. In addition, such advertisements may include comparisons of each Fund's performance against that of investment products that do not employ each Fund's policy of seeking to limit capital gains.

                              GENERAL INFORMATION

         The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts 46 business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of these Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of February 28, 1996, Charles Schwab and Co., Inc., 101 Montgomery St., San Francisco, CA 94104 directly owned 100% of the outstanding shares of the Schwab S&P 500 Fund--Investor Shares and the Schwab S&P 500
Fund--e.Shares(TM).

         In addition, as of January 31, 1996, the officers and trustees of the Trust, as a group, owned of record or beneficially 1.3%, 2.3% and 1.7% of the outstanding voting securities of the Schwab Small-Cap Index Fund, the Asset Director--High Growth Fund and the Asset Director--Conservative Growth, respectively. As of January 31, 1996, the officers and trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the remaining series of Schwab Capital Trust.

                        PURCHASE AND REDEMPTION OF SHARES

         Each Fund has set minimum initial investment requirements, as disclosed in their respective Prospectuses. Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by trustees, directors, officers or employees of the Trust, Schwab, the Investment Manager, or the Sub-Adviser.

         The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

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
                   COMPANIES IN THE SCHWAB INTERNATIONAL INDEX

         The following is a list of Companies whose securities were included in the Schwab International Index(R) calculation as of September 29, 1995:

COMPANY NAME                                COUNTRY
ABBEY NATIONAL                              UNITED KINGDOM
ABN AMRO HOLDING                            NETHERLANDS
AEGON                                       NETHERLANDS
AIR LIQUIDE                                 FRANCE
AJINOMOTO CO                                JAPAN
AKZO NOBEL                                  NETHERLANDS
ALCAN ALUMINIUM                             CANADA
ALCATEL ALSTHOM                             FRANCE
ALL NIPPON AIRWAYS CO                       JAPAN
ALLEANZA ASSICUR. ORD                       ITALY
ALLEANZA ASSICUR. RNC                       ITALY
ALLIED DOMECQ                               UNITED KINGDOM
AMCOR                                       AUSTRALIA
ANZ BANKING GROUP                           AUSTRALIA
ARGENTARIA CORP BANCARIA                    SPAIN
ARGYLL GROUP                                UNITED KINGDOM
ASAHI BANK                                  JAPAN
ASAHI BREWERIES                             JAPAN
ASAHI CHEMICAL IND CO                       JAPAN
ASAHI GLASS CO                              JAPAN
ASDA GROUP                                  UNITED KINGDOM
ASEA A                                      SWEDEN
ASEA B                                      SWEDEN
ASS'D BR FOODS EX WESTON                    UNITED KINGDOM
ASSICURAZIONI GENERALI                      ITALY
ASTRA A                                     SWEDEN
ASTRA B                                     SWEDEN
AXA                                         FRANCE
BAA                                         UNITED KINGDOM
BANCO BILBAO VIZCAYA                        SPAIN
BANCO SANTANDER                             SPAIN
BANK FUKUOKA                                JAPAN
BANK MONTREAL                               CANADA
BANK NOVA SCOTIA                            CANADA

COMPANY NAME                                COUNTRY
BANK TOKYO                                  JAPAN
BANK YOKOHAMA                               JAPAN
BANKGESELLSCHAFT BERLIN                     GERMANY
BARCLAYS                                    UNITED KINGDOM
BARRICK GOLD CORP                           CANADA
BASF                                        GERMANY
BASS                                        UNITED KINGDOM
BAT INDUSTRIES                              UNITED KINGDOM
BAYER                                       GERMANY
BAYER HYPOTHEKEN BANK                       GERMANY
BAYER VEREINSBANK STAMM                     GERMANY
BBC BROWN BOVERI INH                        SWITZERLAND
BBC BROWN BOVERI NAMEN                      SWITZERLAND
BCE INC                                     CANADA
BMW STAMM                                   GERMANY
BNP ORD                                     FRANCE
BOC GROUP                                   UNITED KINGDOM
BOOTS CO                                    UNITED KINGDOM
BRIDGESTONE CORP                            JAPAN
BRITISH AIRWAYS                             UNITED KINGDOM
BRITISH GAS                                 UNITED KINGDOM
BRITISH PETROLEUM                           UNITED KINGDOM
BRITISH SKY BROADCASTING                    UNITED KINGDOM
BRITISH STEEL                               UNITED KINGDOM
BRITISH TELECOM                             UNITED KINGDOM
BROKEN HILL PROP CO                         AUSTRALIA
BTR                                         UNITED KINGDOM
BTR NYLEX                                   AUSTRALIA
CABLE & WIRELESS                            UNITED KINGDOM
CADBURY SCHWEPPES                           UNITED KINGDOM
CANADIAN IMPERIAL BANK                      CANADA
CANADIAN PACIFIC LTD                        CANADA
CANON INC                                   JAPAN
CARREFOUR                                   FRANCE
CHEUNG KONG                                 HONG KONG
CHIBA BANK                                  JAPAN
CHINA LIGHT & POWER                         HONG KONG
CHUBU ELECTRIC POWER CO                     JAPAN
CHUGOKU ELECTRIC POWER                      JAPAN

COMPANY NAME                                COUNTRY
CIBA-GEIGY INHABER                          SWITZERLAND
CIBA-GEIGY NAMEN                            SWITZERLAND
CITIC PACIFIC                               HONG KONG
CITY DEVELOPMENTS                           SINGAPORE
COMMERCIAL UNION                            UNITED KINGDOM
COMMERZBANK AKTIE                           GERMANY
COMMONWEALTH BANK                           AUSTRALIA
CRA                                         AUSTRALIA
CS HOLDING                                  SWITZERLAND
DAI NIPPON PRINTING CO                      JAPAN
DAI-ICHI KANGYO BANK                        JAPAN
DAIEI                                       JAPAN
DAIMLER-BENZ                                GERMANY
DAIWA BANK                                  JAPAN
DAIWA HOUSE IND CO                          JAPAN
DAIWA SECURITIES CO                         JAPAN
DANONE (GROUPE)                             FRANCE
DDI CORP                                    JAPAN
DEUTSCHE BANK                               GERMANY
DEVELOPMENT BK SINGAPORE                    SINGAPORE
DRESDNER BANK                               GERMANY
EAST JAPAN RAILWAY CO                       JAPAN
ELECTRABEL                                  BELGIUM
ELECTRABEL VVPR                             BELGIUM
ELF AQUITAINE                               FRANCE
ELSEVIER                                    NETHERLANDS
ENDESA                                      SPAIN
ERICSSON (LM) B                             SWEDEN
FANUC                                       JAPAN
FIAT ORD                                    ITALY
FIAT PRIV                                   ITALY
FIAT RNC                                    ITALY
FUJI BANK                                   JAPAN
FUJI PHOTO FILM CO                          JAPAN
FUJITSU                                     JAPAN
GENERAL ELECTRIC PLC                        UNITED KINGDOM
GENERALE BELGIQUE                           BELGIUM
GENERALE EAUX (CIE)                         FRANCE
GLAXO WELLCOME                              UNITED KINGDOM

COMPANY NAME                                COUNTRY
GRANADA GROUP                               UNITED KINGDOM
GRAND METROPOLITAN                          UNITED KINGDOM
GREAT UNIVERSAL STORES                      UNITED KINGDOM
GUINNESS                                    UNITED KINGDOM
GUNMA BANK                                  JAPAN
HACHIJUNI BANK                              JAPAN
HANG SENG BANK                              HONG KONG
HANKYU CORP                                 JAPAN
HANSON                                      UNITED KINGDOM
HEINEKEN NV                                 NETHERLANDS
HENDERSON LAND DEV.                         HONG KONG
HENKEL VORZUG                               GERMANY
HITACHI                                     JAPAN
HITACHI ZOSEN CORP                          JAPAN
HOECHST                                     GERMANY
HOKKAIDO ELECTRIC POWER                     JAPAN
HOKURIKU ELECTRIC POWER                     JAPAN
HOLDERBANK INHABER                          SWITZERLAND
HOLDERBANK NAMEN                            SWITZERLAND
HONDA MOTOR CO                              JAPAN
HONGKONG ELECTRIC HLDGS                     HONG KONG
HONGKONG LAND HK (USD)                      SINGAPORE
HONGKONG TELECOM                            HONG KONG
HSBC HOLDINGS (GBP 0.75)                    UNITED KINGDOM
HSBC HOLDINGS (HKD 10)                      UNITED KINGDOM
HUTCHISON WHAMPOA                           HONG KONG
IBERDROLA                                   SPAIN
IMPERIAL CHEMICAL ICI                       UNITED KINGDOM
IMPERIAL OIL                                CANADA
INA                                         ITALY
INDUSTRIAL BANK OF JAPAN                    JAPAN
INT'LE NEDERLANDEN GROEP                    NETHERLANDS
ISHIKAWAJIMA-HARIMA                         JAPAN
ITO-YOKADO CO                               JAPAN
ITOCHU CORP                                 JAPAN
JAPAN AIRLINES CO                           JAPAN
JAPAN TELECOM CO                            JAPAN
JAPAN TOBACCO                               JAPAN
JARDINE MATHESON HK(USD)                    SINGAPORE

COMPANY NAME                                COUNTRY
JOYO BANK                                   JAPAN
JUSCO CO                                    JAPAN
KAJIMA CORP                                 JAPAN
KANSAI ELECTRIC POWER CO                    JAPAN
KAO CORP                                    JAPAN
KAWASAKI HEAVY IND                          JAPAN
KAWASAKI STEEL CORP                         JAPAN
KDD                                         JAPAN
KINGFISHER                                  UNITED KINGDOM
KINKI NIPPON RAILWAY CO                     JAPAN
KIRIN BREWERY CO                            JAPAN
KOBE STEEL                                  JAPAN
KOMATSU                                     JAPAN
KON. PTT NEDERLAND                          NETHERLANDS
KUBOTA CORP                                 JAPAN
KYOCERA CORP                                JAPAN
KYUSHU ELECTRIC POWER CO                    JAPAN
LAFARGE (LAFARGE COPPEE)                    FRANCE
LINDE                                       GERMANY
LLOYDS BANK                                 UNITED KINGDOM
LONG-TERM CREDIT BANK                       JAPAN
LOREAL                                      FRANCE
LUFTHANSA STAMM                             GERMANY
LUFTHANSA VORZUG                            GERMANY
LVMH                                        FRANCE
LYONNAISE DES EAUX                          FRANCE
MANNESMANN                                  GERMANY
MARKS & SPENCER                             UNITED KINGDOM
MARUBENI CORP                               JAPAN
MARUI CO                                    JAPAN
MATSUSHITA COMMUNICATION                    JAPAN
MATSUSHITA ELECT IND'L                      JAPAN
MATSUSHITA ELECT WORKS                      JAPAN
MICHELIN B                                  FRANCE
MITSUBISHI BANK                             JAPAN
MITSUBISHI CHEMICAL CORP                    JAPAN
MITSUBISHI CORP                             JAPAN
MITSUBISHI ELECTRIC CORP                    JAPAN
MITSUBISHI ESTATE CO                        JAPAN

COMPANY NAME                                COUNTRY
MITSUBISHI HEAVY IND                        JAPAN
MITSUBISHI MATERIALS                        JAPAN
MITSUBISHI MOTORS CORP                      JAPAN
MITSUBISHI TRUST                            JAPAN
MITSUI & CO                                 JAPAN
MITSUI FUDOSAN CO                           JAPAN
MITSUI MARINE & FIRE                        JAPAN
MITSUI TRUST & BANK CO                      JAPAN
MUNCHENER RUCK INH                          GERMANY
MUNCHENER RUCK NAM                          GERMANY
MURATA MANUFACTURING CO                     JAPAN
NAME                                        CC
NATIONAL AUSTRALIA BANK                     AUSTRALIA
NATIONAL POWER                              UNITED KINGDOM
NATIONAL WESTMINSTER BK                     UNITED KINGDOM
NEC CORP                                    JAPAN
NESTLE NOM                                  SWITZERLAND
NEW OJI PAPER CO                            JAPAN
NEW WORLD DEVELOPMENT                       HONG KONG
NEWS CORP                                   AUSTRALIA
NEWS CORP PLVO                              AUSTRALIA
NIKKO SECURITIES CO                         JAPAN
NIKON CORP                                  JAPAN
NINTENDO CO                                 JAPAN
NIPPON CREDIT BANK                          JAPAN
NIPPON EXPRESS CO                           JAPAN
NIPPON OIL CO                               JAPAN
NIPPON PAPER IND CO                         JAPAN
NIPPON STEEL CORP                           JAPAN
NIPPON YUSEN K.K                            JAPAN
NIPPONDENSO CO                             JAPAN
NISSAN MOTOR CO                             JAPAN
NKK CORP                                    JAPAN
NOMURA SECURITIES CO                        JAPAN
NORANDA INC                                 CANADA
NORTHERN TELECOM                            CANADA
NTT CORP                                    JAPAN
OBAYASHI CORP                               JAPAN
OCBC BANK                                   SINGAPORE

COMPANY NAME                                COUNTRY
ODAKYU ELECTRIC RAILWAY                     JAPAN
OKI ELECTRIC INDUSTRY CO                    JAPAN
OMRON CORP                                  JAPAN
ONO PHARMACEUTICAL CO                       JAPAN
OSAKA GAS CO                                JAPAN
PARIBAS(CIE FINANCIERE)A                    FRANCE
PEARSON                                     UNITED KINGDOM
PEN & ORIENTAL STEAM                        UNITED KINGDOM
PETROFINA                                   BELGIUM
PEUGEOT SA                                  FRANCE
PHARMACIA A                                 SWEDEN
PHARMACIA B                                 SWEDEN
PHILIPS ELECTRONICS                         NETHERLANDS
PLACER DOME                                 CANADA
POLYGRAM                                    NETHERLANDS
POWERGEN                                    UNITED KINGDOM
PRUDENTIAL CORP                             UNITED KINGDOM
RANK ORGANISATION                           UNITED KINGDOM
REED INTERNATIONAL                          UNITED KINGDOM
RENAULT                                     FRANCE
REPSOL                                      SPAIN
REUTERS HOLDINGS                            UNITED KINGDOM
RHONE-POULENC ORD A                         FRANCE
RICHEMONT (FIN) A UNIT                      SWITZERLAND
RICOH CO                                    JAPAN
ROCHE HOLDING GENUSS                        SWITZERLAND
ROCHE HOLDING INHABER                       SWITZERLAND
ROHM CO                                     JAPAN
ROYAL BANK OF CANADA                        CANADA
ROYAL BANK OF SCOTLAND                      UNITED KINGDOM
ROYAL DUTCH PETROLEUM CO                    NETHERLANDS
RTZ CORP REG                                UNITED KINGDOM
RWE STAMM                                   GERMANY
RWE VORZUG                                  GERMANY
SAINSBURY (J)                               UNITED KINGDOM
SAINT-GOBAIN                                FRANCE
SAKURA BANK                                 JAPAN
SANDOZ INHABER                              SWITZERLAND
SANDOZ NAMEN                                SWITZERLAND

COMPANY NAME                                COUNTRY
SANDVIK A                                   SWEDEN
SANDVIK B                                   SWEDEN
SANKYO CO                                   JAPAN
SANOFI                                      FRANCE
SANWA BANK                                  JAPAN
SANYO ELECTRIC CO                           JAPAN
SAP STAMM                                   GERMANY
SAP VORZUG                                  GERMANY
SCHERING                                    GERMANY
SCHNEIDER(EX-SPIE BATIGN                    FRANCE
SCHWEIZ BANKGESELL INH                      SWITZERLAND
SCHWEIZ BANKGESELL NAMEN                    SWITZERLAND
SCHWEIZ BANKVEREIN INH                      SWITZERLAND
SCHWEIZ BANKVEREIN NAMEN                    SWITZERLAND
SCOTTISH & NEWCASTLE                        UNITED KINGDOM
SEAGRAM CO                                  CANADA
SECOM CO                                    JAPAN
SEIBU RAILWAY CO                            JAPAN
SEKISUI CHEMICAL CO                         JAPAN
SEKISUI HOUSE                               JAPAN
SEVEN-ELEVEN JAPAN CO                       JAPAN
SHARP CORP                                  JAPAN
SHELL T & T                                 UNITED KINGDOM
SHIKOKU ELECTRIC POWER                      JAPAN
SHIMIZU CORP                                JAPAN
SHIN-ETSU CHEMICAL CO                       JAPAN
SHIZUOKA BANK                               JAPAN
SIEMENS STAMM                               GERMANY
SINGAPORE AIRLINES                          SINGAPORE
SINGAPORE TELECOM                           SINGAPORE
SMITHKLINE BEECHAM A                        UNITED KINGDOM
SMITHKLINE BEECHAM UNIT                     UNITED KINGDOM
SOCIETE GENERALE                            FRANCE
SONY CORP                                   JAPAN
SONY MUSIC ENTERTAINMENT                    JAPAN
STANDARD CHARTERED                          UNITED KINGDOM
STET ORD                                    ITALY
STET RNC                                    ITALY
SUEZ (COMPAGNIE DE)                         FRANCE

COMPANY NAME                                COUNTRY
SUMITOMO BANK                               JAPAN
SUMITOMO CHEMICAL CO                        JAPAN
SUMITOMO CORP                               JAPAN
SUMITOMO ELECTRIC IND                       JAPAN
SUMITOMO MARINE & FIRE                      JAPAN
SUMITOMO METAL IND                          JAPAN
SUMITOMO TRUST & BANK                       JAPAN
SUN HUNG KAI PROPERTIES                     HONG KONG
SUZUKI MOTOR CORP                           JAPAN
SWIRE PACIFIC A                             HONG KONG
TAISEI CORP                                 JAPAN
TAISHO PHARMACEUTICAL CO                    JAPAN
TAKEDA CHEMICAL IND                         JAPAN
TDK CORP                                    JAPAN
TEIJIN                                      JAPAN
TELE DANMARK B                              GERMANYNMARK
TELECOM ITALIA MOB. ORD                     ITALY
TELECOM ITALIA MOB. RNC                     ITALY
TELECOM ITALIA ORD                          ITALY
TELECOM ITALIA RNC                          ITALY
TELEFONICA DE ESPANA                        SPAIN
TESCO                                       UNITED KINGDOM
THOMSON CORP                                CANADA
THORN-EMI                                   UNITED KINGDOM
THYSSEN                                     GERMANY
TOBU RAILWAY CO                             JAPAN
TOHOKU ELECTRIC POWER CO                    JAPAN
TOKAI BANK                                  JAPAN
TOKIO MARINE & FIRE                         JAPAN
TOKYO ELECTRIC POWER CO                     JAPAN
TOKYO ELECTRON                              JAPAN
TOKYO GAS CO                                JAPAN
TOKYU CORP                                  JAPAN
TONEN CORP                                  JAPAN
TOPPAN PRINTING CO                          JAPAN
TORAY INDUSTRIES                            JAPAN
TORONTO-DOMINION BANK                       CANADA
TOSHIBA CORP                                JAPAN
TOSTEM CORP                                 JAPAN

COMPANY NAME                                COUNTRY
TOTAL SA                                    FRANCE
TOTO                                        JAPAN
TOYO SEIKAN KAISHA                          JAPAN
TOYO TRUST & BANKING CO                     JAPAN
TOYODA AUTOMATIC LOOM                       JAPAN
TOYOTA MOTOR CORP                           JAPAN
TRACTEBEL                                   BELGIUM
TRACTEBELGIUML VVPR                         BELGIUM
TSB GROUP                                   UNITED KINGDOM
UAP (COMPAGNIE)                             FRANCE
UNILEVER NV CERT                            NETHERLANDS
UNILEVER PLC                                UNITED KINGDOM
UNITED OVERSEAS BANK                        SINGAPORE
VEBA                                        GERMANY
VENDOME LUXURY GRP UNIT                     UNITED KINGDOM
VEW INH (VEREIN EL WEST                     GERMANY
VIAG                                        GERMANY
VODAFONE GROUP                              UNITED KINGDOM
VOLKSWAGEN STAMM                            GERMANY
VOLKSWAGEN VORZUG                           GERMANY
VOLVO A                                     SWEDEN
VOLVO B                                     SWEDEN
WESTERN MINING CORP HLDG                    AUSTRALIA
WESTPAC BANKING                             AUSTRALIA
WHARF HOLDINGS                              HONG KONG
WINTERTHUR VERS. INHABER                    SWITZERLAND
WINTERTHUR VERS. NAMEN                      SWITZERLAND
WOLTERS KLUWER                              NETHERLANDS
YAMAICHI SECURITIES CO                      JAPAN
YAMANOUCHI PHARM.                           JAPAN
YASUDA FIRE & MARINE                        JAPAN
YASUDA TRUST & BANK CO                      JAPAN
ZENECA GROUP                                UNITED KINGDOM
ZUERICH VERSICHERUNG                        SWITZERLAND

                     COMPANIES IN THE SCHWAB SMALL-CAP INDEX


         The following is a list of Companies whose securities were included in the Schwab Small-Cap Index(TM) calculation as of December 31, 1995:

1ST SOURCE CORP
3DO CO
AAMES FINL CORP
AAR CORP
ABM INDS INC
ABR INFORMATION SVCS
ACCESS HEALTH MARKET
ACCLAIM ENTMT INC NE
ACCUSTAFF INC
ACORDIA INC
ACUSON CORP
ACX TECHNOLOGIES INC
ACXIOM CORP
ADVANCED TECHNOLOGY
ADVANCED TISSUE SCIENCES INC
ADVO SYSTEM INC
AFFILIATED COMPUTER SVCS INC
AG CHEM EQUIP INC
AGOURON PHARMACEUTICAL
AIR EXPRESS INTL CORP
AIRBORNE FGHT CORP
ALANTEC CI2ORP
ALBANK FINL CORP
ALBANY INTL CORP
ALEX BROWN INC
ALEXANDER & ALEXANDER
ALFA CORP
ALLEN GROUP INC
ALLIANCE ENTMT CORP
ALLIANCE PHARMACEUTICAL
ALLIANCE SEMICONDUCTOR
ALLIANT TECHSYSTEMS
ALLIED GROUP INC
ALPHARMA INC
ALTERNATIVE RESOURCES
ALTRON INC
AMC ENTMT INC
AMCOL INTL CORP
AMCORE FINL INC
AMERCO
AMERICA WEST AIRLS INC
AMERICAN ANNUITY GROUP
AMERICAN BANKRS INS GROUP
AMERICAN BUSINESS INFO INC
AMERICAN BUSINESS PRODUCTS
AMERICAN FINL ENTPRISES
AMERICAN FREIGHTWAYS
AMERICAN HERIT LF INVESTMENT
AMERICAN MED RESPONSE
AMERICAN MGMT SYS INC
AMERICAN MOBILE SATELLITE
AMERICAN PRESIDENT COS
AMERICAN TRAVELLERS
AMERICREDIT CORP
AMETEK INC
AMRESCO INC
AMSCO INTL INC
ANCHOR GAMING
ANTEC CORP
ANTHONY INDS INC
APOLLO GROUP INC
APPLEBEES INTL INC
APPLIED MAGNETICS CO
APPLIED PWR INC
APPLIX INC
APS HLDG CORP
APTARGROUP INC
AQUILA GAS PIPELINE
ARBOR DRUGS INC
ARCH COMMUNICATIONS

ARCTCO INC
ARGONAUT GROUP INC
ARMCO INC
ARMOR ALL PRODS CORP
ARNOLD INDS INC
ARVIN INDS INC
ASHLAND COAL INC
ASPECT TELECOMMUNICATIONS
ASPEN TECHNOLOGY INC
ASSOCIATED BANC CORP
ASSOCIATED GROUP INC
AST RESEARCH INC
ASTORIA FINL CORP
ATLANTIC SOUTHEST AIRLINES
ATLAS AIR INC
ATMOS ENERGY CORP
ATRIA SOFTWARE INC
AUGAT INC
AURA SYS INC
AUSPEX SYS INC
AUTHENTIC FITNESS CO
AVATAR HLDS INC
AVID TECHNOLOGY INC
AZTAR CORP
BALDOR ELEC CO
BALL CORP
BALLARD MED PRODS
BALLY ENTMT CORP
BANCORPSOUTH INC
BANCTEC INC
BANKNORTH GRP INC DE
BARRETT RES CORP
BASSETT FURNITURE INDUSTRIES
BATTLE MTN GOLD CO
BAY ST GAS CO
BBN CORP
BEARINGS INC
BELDEN INC
BELL & HOWELL HLDGS
BELL BANCORP INC
BENSON EYECARE CORP
BENTON OIL & GAS CO
BEST BUY INC
BET HLDGS INC
BIO RAD LABS INC
BIRMINGHAM STL CORP
BISYS GROUP INC
BJ SVCS CO
BLACK BOX CORP DEL
BLACK HILLS PWR & LT
BLAIR CORP
BLANCH E W HLDGS INC
BLOCK DRUG INC
BLOUNT INTL INC
BMC INDS INC MINN
BOB EVANS FARMS INC
BOK FINL CORP
BOOLE & BABBAGE INC
BORG WARNER SEC CORP
BORG-WARNER AUTOMOTIVE
BORLAND INTL INC
BOSTON TECHNOLOGY INC
BOWNE & CO INC
BOYD GAMING CORP
BREED TECHNOLOGIES INC
BROOKLYN BANCORP INC
BROWN GROUP INC
BRUSH WELLMAN INC
BT OFFICE PRODS INTL
BUFFETS INC
BURLINGTON COAT FACT
BURR BROWN CORP
BUSH BOAKE ALLEN INC
BUSINESS RECORDS COR
BWIP HLDG INC
C D I CORP
CABLE DESING TECHNOL
CABLEVISION SYS CORP
CABOT OIL & GAS CORP
CAL FED BANCORP INC

CALGON CARBON CORP
CALIFORNIA BANCSHARE
CALIFORNIA MICROWAVE
CALMAT CO
CAMBREX CORP
CAMBRIDGE TECH PARTNERS
CAMCO INTL INC
CANANDAIGUA WINE INC
CAPITAL BANCORP FLA
CAPITAL RE CORP
CAPITOL AMERN FINL CORP
CAPSURE HLDGS CORP
CARAUSTAR INDS INC
CARLISLE CORP
CARMIKE CINEMAS INC
CARPENTER TECHNOLOGY
CARRINGTON LABS INC
CARSON PIRIE SCOTT & CO ILL
CARTER WALLACE INC
CASEYS GEN STORES
CASTLE A M & CO
CATALINA MARKETING CORP
CATELLUS DEV CORP
CCB FINL CORP
CDW COMPUTER CTRS INC
CELLSTAR CORP
CENTENNIAL CELLULAR
CENTEX CONSTRUCTION
CENTRAL HUDSON GAS&ELEC
CENTRAL LA ELEC INC
CENTRAL MAINE PWR CO
CENTRAL NEWSPAPERS INC
CENTURA BKS INC
CENTURY COMMUNICATIONS
CERNER CORP
CHAMPION ENTERPRISES
CHANTAL PHARMACEUTICALS
CHAPARRAL STL CO
CHARMING SHOPPES INC
CHECKFREE CORP
CHECKPOINT SYS INC
CHEMED CORP
CHEMICAL FINL CORP
CHESAPEAKE CORP VA
CHESAPEAKE ENERGY CO
CHICAGO MINIATURE LA
CHIQUITA BRANDS INTL
CHITTENDEN CORP
CHURCH & DWIGHT INC
CHYRON CORP
CIDCO INC
CILCORP INC
CIRCLE K CORP DEL
CIRCON CORP
CITICASTERS INC
CITIZENS BANCORP MD
CITIZENS BKG CORP MI
CITIZENS CORP
CITY NATL CORP
CKE RESTAURANTS INC
CLAIRES STORES INC
CLARCOR INC
CLEVELAND CLIFFS INC
CMAC INVT CORP
CMG INFORMATION SVCS
CML GROUP INC
CNB BANCSHARES INC
CNS INC
COAST SVGS FINL INC
COASTAL PHYSICIAN GRP
COBRA GOLF INC
COCA COLA BOTTLNG CO
COEUR D ALENE MINES
COHERENT COMMUNICATION
COHERENT INC
COLE KENNETH PRODTNS
COLE TAYLOR FINL GROUP
COLLECTIVE FED SVGS&LOAN
COLLINS & AIKMAN CORP
COLONIAL BANCGROUP INC

COLONIAL DATA TECHNOLOGIES
COLTEC INDS INC
COMAIR CORP
COMMERCE GROUP INC MA
COMMERCIAL FEDERAL CORP
COMMERCIAL INTERTECH
COMMERCIAL METALS CO
COMMNET CELLULAR INC
COMMONWEALTH ENERGY
COMMUNITY FIRST BANK
COMMUNITY HEALTH SYSTEMS
COMMUNITY PSYCHIATRIC CNTRS
COMPDENT CORP
COMPUSA INC
COMPUTER HORIZONS CO
COMPUTER PRODS INC
COMPUWARE CORP
COMSHARE INC
COMVERSE TECHNOLOGY
CONE MLS CORP N C
CONMED CORP
CONTINUUM INC
CONTROL DATA SYSTEMS
COORS ADOLPH CO
COPART INC
COPLEY PHARMACEUTICAL
COPYTELE INC
COVENTRY CORP
CRAIG JENNY INC
CRAWFORD & CO
CRAWFORD & CO
CRAY RESH INC
CREDENCE SYS CORP
CROMPTON & KNOWLES
CROSS A T CO
CROSS TIMBERS OIL CO
CULLEN FROST BANKERS
CURTISS WRIGHT CORP
CYGNUS INC
CYRIX CORP
DAIG CORP
DALLAS SEMICONDUCTOR
DAMES & MOORE INC
DATA BROADCASTING CO
DATA GEN CORP
DATASCOPE CORP
DAVIDSON & ASSOC INC
DELPHI FINL GROUP INC
DELTA & PINE LD CO
DEPARTMENT 56 INC
DESTEC ENERGY INC
DETROIT DIESEL CORP
DEVON ENERGY CORP
DEVRY INC DEL
DEXTER CORP
DIAGNOSTIC PRODS CP
DIAL PAGE INC
DIALOGIC CORP
DIAMOND SHAMROCK R&M
DIGI INTL INC
DIMON INC
DIONEX CORP
DISCOUNT AUTO PTS INC
DOLLAR TREE STORES INC
DONALDSON INC
DONNKENNY INC DEL
DOUBLETREE CORP
DOVATRON INTL INC
DOWNEY FINL CORP
DREYERS GRAND ICE CR
DSP COMMUNICATIONS INC
DURIRON INC
DUTY FREE INTL INC
DYNATECH CORP
EASTERN ENTERPRISES
EASTERN UTILS ASSOC
EATON VANCE CORP
ECHOSTAR COMMUNICATION
ELECTRO RENT CORP
ELECTRO SCIENTIFIC

ELECTROGLAS INC
EMMIS BROADCASTING CO
EMPIRE DIST ELEC CO
ENERGEN CORP
ENERGY VENTURES INC
ENHANCE FINL SVCS GRP
ENZO BIOCHEM INC
EPIC DESIGN TECHNOLO
ETHAN ALLEN INTERIOR
EVERGREEN MEDIA CORP
EXABYTE CORP
EXCALIBUR TECHNOLOGIES
EXECUTIVE RISK INC
EXPEDITORS INTL WASH
EXPRESS SCRIPTS INC
F & M NATL CORP
FABRI CTRS AMER INC
FAIR ISAAC & CO INC
FALCON DRILLING INC
FAMILY DLR STORES INC
FARMER BROS CO
FEDERAL MOGUL CORP
FERRO CORP
FILENET CORP
FINANCIAL SEC ASSURN
FINGERHUT COS INC
FIRST AMERN FINL COR
FIRST CITIZENS BANCSHARES
FIRST COML CORP
FIRST COMMERCE BANCSHARES
FIRST COMWLTH FINL PA
FIRST FINL BANCORP
FIRST FINL CORP WIS
FIRST MICH BK CORP
FIRST MIDWEST BANCORP
FIRST MISS CORP
FIRST NATL BANCORP
FIRSTBANK ILL CO
FIRSTIER INC
FIRSTMISS GOLD INC
FISHER SCIENTIFIC INTL
FLEMING COS INC
FLORIDA EAST COAST R
FLORIDA ROCK INDS INDUSTRIES
FLOWERS INDS INC
FLUKE JOHN MFG INC
FMC GOLD CO
FOREMOST CORP OF AMERICA
FOREST CITY ENTERPRISES
FOXMEYER HEALTH CORP
FRANKLIN QUEST CO
FREMONT GEN CORP
FRESENIUS USA INC
FRONTIER INS GROUP INC
FSI INTL INC
FT WAYNE NATL CORP INC
FTP SOFTWARE INC
FULLER H B CO
FULTON FINL CORP PA
FUND AMERICAN COS IN
G & K SVCS INC
GAINSCO INC
GALLAGHER ARTHUR J & CO
GAYLORD CONTAINER CO
GC COS INC
GENCORP INC
GENERAL BINDING CORP
GENERAL DATACOMM IND
GENERAL MAGIC INC
GENESIS HEALTH VENTURES
GENTEX CORP
GEON CO
GEOTEK INDS INC
GEOWORKS
GERBER SCIENTIFIC INC
GIBSON GREETINGS INC
GIDDINGS&LEWIS INC WI
GILEAD SCIENCES INC
GLATFELTER P H CO
GLENDALE FED SVGS & LOAN

GLOBAL INDL TECHNOLOGIES
GLOBAL NAT RES INC
GLOBAL VILLAGE COMMUNICATN
GOULDS PUMPS INC
GRACO INC
GRANCARE INC
GRANITE CONSTR INC
GRC INTERNATIONAL INC
GREAT FINL CORP
GREENFIELD INDS INC
GREIF BROS CORP
GREYHOUND LINES INC
GRIFFON CORP
GUILFORD MLS INC
GULF SOUTH MEDICAL SUPPLY
GYMBOREE CORP
HADCO CORP
HAEMONETICS CORP
HANCOCK HLDG CO
HARLAND JOHN H CO
HARLEYSVILLE GROUP INC
HARMAN INTL INDS INC
HARPER GROUP
HARTE-HANKS COMMUNICATIONS
HAYES WHEELS INTL INC
HCC INS HLDGS INC
HCIA INC
HEALTH MGMT SYS INC
HEALTHPLAN SVCS CORP
HEARTLAND EXPRESS IN
HEARTLAND WIRELESS COMM
HECLA MNG CO
HELENE CURTIS INDS
HELIX TECHNOLOGY CORP
HELMERICH & PAYNE INC
HENRY JACK & ASSOC INC
HERBALIFE INTL INC
HERITAGE MEDIA CORP
HNC SOFTWARE INC
HOLLYWOOD ENTMT CORP
HOME BEN CORP
HOME FINL CORP DEL H
HOME SHOPPING NETWORK
HON INDS INC
HORACE MANN EDUCATOR
HOUGHTON MIFFLIN CO
HUBCO INC
HUDSON FOODS INC
HUMAN GENOME SCIENCE
HUNT JB TRANS SVC INC
HUNT MFG CO
HYPERION SOFTWARE CO
I-STAT CORP
ICN PHARMACEUTICALS
IDEON GROUP INC
IDEX CORP
IES INDS INC
IHOP CORP
IMCO RECYCLING INC
IMMULOGIC PHARMACEUTICALS
IMMUNEX CORP NEW
IMPERIAL BANCORP
IN FOCUS SYS INC
INDENTIX INC
INDIANA ENERGY INC
INFORMATION RES INC
INPHYNET MEDICAL MGMT
INSIGNIA FINL GROUP
INSILCO CORP
INSITUFORM TECHNOLOGIES
INSO CORP
INTEGON CORP
INTEGRATED HEALTH SVCS
INTEGRATED PROCESS E
INTEGRATED SILICON S
INTEGRATED SYS INC
INTER REGL FINL GROUP
INTERCO INC NEW
INTERDIGITAL COMMUNICATIONS
INTERFACE FLOORING

INTERGRAPH CORP
INTERIM SVCS INC
INTERMAGNETICS GEN
INTERMET CORP
INTERNATIONAL DAIRY
INTERNATIONAL FAMILY
INTERNATIONAL MULTIF
INTERNEURON PHARMACEUTICALS
INTERPOOL INC
INTERSOLV
INTERSTATE BAKERIES
INTERSTATE PWR CO
INTERVOICE INC
INTL CABLETEL INC
INVACARE CORP
IONICS INC
ISIS PHARMACEUTICALS
ISOLYSER INC
ITI TECHNOLOGIES INC
ITRON INC
ITT EDUCATIONAL SERV
J&L SPECIALTY STL INC
JACOBS ENGR GROUP INC
JACOR COMMUNICATIONS
JEFFERSON BANKSHARES
JLG INDS INC
JOHN ALDEN FINL CORP
JP FOODSERVICE INC
JSB FINANCIAL INC
JUNO LTG INC
JUST FOR FEET INC
JUSTIN INDS INC
K N ENERGY INC
KANSAS CITY LIFE INS
KATZ MEDIA GROUP INC
KAUFMAN&BROAD HOME CORP
KAYDON CORP
KEANE ASSOC INC
KELLWOOD CO
KENNAMETAL INC
KENT ELECTRS CORP
KEYSTONE FINANCIAL INC
KEYSTONE INTL INC
KIMBALL INTL INC
KINDER-CARE LEARN CT
KINETIC CONCEPTS INC
KIRBY EXPL CO.
KRONOS INC
KULICKE & SOFFA INDS
LA Z BOY CHAIR CO
LACLEDE GAS CO
LANCE INC
LANDMARK GRAPHICS CO
LANDRYS SEAFOOD RESTAURANTS
LANDS END INC
LANDSTAR SYS INC
LATTICE SEMICONDUCTOR
LAWSON PRODS INC
LAWTER CHEMS INC
LEADER FINL CORP
LEGATO SYS INC
LEGG MASON INC
LIBBEY INC
LIBERTY BANCORP INC
LIBERTY CORP S C
LIFE PARTNERS GROUP
LIFE RE CORP
LIFE TECHNOLOGIES INC
LIGAND PHARMACEUTICALS
LILLY INDL COATINGS
LINCARE HLDGS INC
LINCOLN ELEC CO
LINCOLN ELEC CO
LINCOLN TELECOMMUNICATIONS
LIPOSOME CO INC
LITTELFUSE INC
LIVING CTRS AMER INC
LOGICON INC
LONE STAR INDS INC
LONG IS BANCORP INC

LONGVIEW FIBRE CO
LOUIS DREYFUS NAT GA
LTX CORP
LUBYS CAFETERIAS INC
LUKENS STL CO
LYDALL INC
M S CARRIERS INC
MACFRUGALS BARGAINS
MADISON GAS & ELEC
MAFCO CONS GROUP INC
MAGELLAN HEALTH SVCS
MAGNA GROUP INC
MAIC HLDGS INC
MARCUS CORP
MARINER HEALTH GROUP
MARK TWAIN BANCSHARES
MARKEL CORP
MARSHALL INDS
MASCOTECH INC
MAXICARE HEALTH PLAN
MAXIS INC
MAXXAM INC
MAYBELLINE INC
MCAFEE ASSOCS INC
MCCLATCHY NEWSPAPERS
MDU RESOURCES GROUP
MEASUREX CORP
MEDIA GEN INC
MEDIC COMPUTER SYS INC
MEDIMMUNE INC
MEDISENSE INC
MEDPARTNERS/MULLIKIN
MEDUSA CORP
MENS WEARHOUSE INC
MENTOR CORP MINN
MERCURY INTERACTIVE
MESA AIRLS INC
METHODE ELECTRS INC
METROMEDIA INTL GROUP
MEYER FRED INC DEL
MICHAEL'S STORES INC
MICROCOM INC
MICROS SYS INC
MID-AMERICAN NTL BK
MIDCOM COMMUNICATION
MIKASA INC
MILLER HERMAN INC
MINE SAFETY APPLIANC
MINERALS TECHNOLOGIES
MISSISSIPPI CHEM CORP
MOBILEMEDIA CORP
MODINE MFG CO
MOHAWK INDS INC
MOLTEN METAL TECHNOLOGY
MONEY STORE INC
MORGAN KEEGAN INC
MORRISON RESTAURANTS
MOVIE GALLERY INC
MUELLER INDS INC
MULTICARE COS INC
MYCOGEN CORP
MYERS INDS INC
NAC RE CORP
NACCO INDS INC
NATIONAL AUTO CR INC
NATIONAL BANCORP ALA
NATIONAL COMM BANCORP
NATIONAL COMPUTER SYSTEMS
NATIONAL DATA CORP
NATIONAL ED CORP
NATIONAL INSTRS CORP
NATIONAL MEDIA CORP
NATIONAL PRESTO INDS
NATIONAL STL CORP
NATL RE HOLDING CORP
NATURES SUNSHINE PRO
NAVISTAR INTL CORP N
NCH CORP
NEOPROBE CORP
NETCOM ON-LINE COMM

NETWORK EQUIP TECHNOLOGIES
NETWORK GEN CORP
NEUROGEN CORP
NEW ENG BUSINESS SVC
NEW JERSEY RESOURCES CORP
NEW WORLD COMMUNICATIONS
NEW YORK BANCORP INC
NEWFIELD EXPL CO
NEXGEN INC
NEXSTAR PHARMACEUTICALS
NL INDS INC
NN BALL & ROLLER INC
NORRELL CORP GA
NORTH AMERN MTG CO
NORTH AMERN VACCINE
NORTH FORK BANCORP
NORTHWEST NAT GAS CO
NORTHWESTERN PUB SVC
NOVACARE CORP
NU-KOTE HLDG INC
NUEVO ENERGY CO
O REILLY AUTOMOTIVE
OAK INDS INC
OAK TECHNOLOGY INC
OCCUSYSTEMS INC
OCTEL COMMUNICATIONS
OEA INC
OFFSHORE LOGISTICS
OIS OPTICAL IMAGING
OLD NATL BANCP IND
OLYMPIC FINL LTD
OM GROUP INC
ONBANCORP INC
ONE VY BANCORP WV INC
ONEOK INC
OPTICAL DATA SYS INC
ORANGE & ROCKLAND UT
ORBITAL SCIENCES CORP
OREGON STL MLS INC
ORGANOGENESIS INC
ORION CAP CORP
ORTHODONTIC CTRS AME
OSMONICS INC
OTTER TAIL PWR CO
OUTBOARD MARINE CORP
OUTLET COMMUNICATION
OVERSEAS SHIPHOLDNG
OWEN HEALTHCARE INC
OWENS & MINOR INC NE
P-COM INC
PACIFIC SCIENTIFIC
PAIRGAIN TECHNOLOGIES
PAPA JOHNS INTL INC
PARAGON TRADE BRANDS
PARK ELECTROCHEMICAL
PARK NATL CORP
PARKER & PARSLEY PET
PARKER DRILLING CO
PATTERSON DENTAL CO
PAXAR CORP
PAXSON COMMUNICATION
PDT INC
PEAK TECHNOLOGIES GRP
PENNCORP FINL GROUP
PEOPLES BK BRIDGEPORT
PEOPLES HERITGE SV B
PETCO ANIMAL SUPPLIES
PETROLITE CORP
PHH GROUP INC
PHILADELPHIA SUBN CO
PHILLIPS VAN HEUSEN
PHOENIX RESOURCE COS
PHOTRONIC LABS INC
PHP HEALTHCARE CORP
PHYSICIAN COMPUTER N
PHYSICIAN CORP AMERICA
PHYSICIAN RELIANCE NETWORK
PHYSICIANS HEALTH SVCS
PIEDMONT NAT GAS INC
PIER I IMPORTS INC

PIONEER GROUP INC
PIONEER STD ELECTRS
PLANTRONICS INC NEW
PLAYERS INTL INC
PLAYTEX PRODS INC
PLC SYS INC
PMT SERVICES INC
POLARIS INDS INC
PRECISION CASTPARTS
PRESIDENTIAL LIFE CO
PRI AUTOMATION INC
PRICE ENTERPRISES INC
PRIDE PETE SVCS INC
PRIMADONNA RESORTS INC
PRIMARK CORP
PRIME HOSPITALITY CO
PRODUCTION OPERATORS
PROFFITTS INC
PROGRESS SOFTWARE CO
PROTEIN DESIGN LABS
PROVIDENT BANCORP INC
PSINET INC
PUBLIC SVC CO N C INC
PUBLIC SVC CO N MEX
PULITZER PUBG CO
PYXIS CORP
QUAKER ST CORP
QUALITY FOOD CTRS INC
QUANEX CORP
QUARTERDECK OFFICE SVCS
QUEENS CNTY BANCORP
QUICK & REILLY GROUP
RALCORP HLDGS INC
RATIONAL SOFTWARE CO
RAYMOND JAMES FINL INC
RCSB FINL INC
REGAL BELOIT CORP
REGAL CINEMAS INC
REGENERON PHARMACEUTICALS
REGIS CORP MINN
REINSURANCE GROUP AMERICA
RENAISSANCE COMM
RENAL TREATMENT CTRS
RESEARCH INDS CORP
RESPIRONICS INC
REXALL SUNDOWN INC
REXEL INC
RICHFOOD HLDGS INC
RIGS NATL CORP WASH
RIO HOTEL & CASINO INC
RIVER FOREST BANCORP
ROBERTS PHARMACEUTICAL
ROBOTIC VISION SYS
ROCK-TENN CO
ROHR INDS INC
ROLLINS INC
ROLLINS TRUCK LEASING
ROOSEVELT FINL GROUP
ROPER INDS INC NEW
ROSS STORES INC
ROTECH MED CORP
ROUGE STL CO
ROWAN COS INC
RUDDICK CORP
RUSS BERRIE & CO
RYANS FAMILY STK HSE
RYKOFF S E & CO
S & T BANCORP INC
S3 INC
SAFEGUARD SCIENTIFIC
SALICK HEALTH CARE INC
SANIFILL INC
SANMINA CORP
SAVANNAH FOODS & IND
SBARRO INC
SCHULMAN A INC
SCIENTIFIC GAMES HLD
SCOTTS CO
SEABOARD CORP
SEAGULL ENERGY CORP

SECURITY CAP CORP WI
SECURITY DYNAMICS TECH
SEI CORP
SEITEL INC
SELECTIVE INS GROUP
SEPRACOR INC
SEQUA CORP
SEQUENT COMPUTER SYS
SEQUUS PHARMECEUTICALS
SERVICE MERCHANDISE
SFFED CORP
SHONEYS INC
SHOPKO STORES INC
SHOREWOOD PACKAGING
SHOWBOAT INC
SHURGARD STORAGE CTR
SIERRA HEALTH SVCS INC
SIERRA ON-LINE INC
SIERRA PAC RES
SIGCORP INC
SILICON VY GROUP INC
SILICONIX INC
SILVER KING COMMUNICATION
SITHE ENERGIES INC
SMART & FINAL INC
SMITH A O CORP  'B'
SMITHFIELD FOODS INC
SMITHS FOOD&DRUG CTR
SMUCKER J M CO
SMUCKER J M CO
SNYDER OIL CORP
SOFAMOR/DANEK GROUP
SOFTKEY INTL INC
SOLA INTL INC
SOLV EX CORP
SOMATOGEN INC
SONIC CORP
SOTHEBYS HLDGS INC
SOUTH JERSEY INDS INC
SOUTHDOWN INC
SOUTHERN UN CO NEW
SOUTHWEST GAS CORP
SOUTHWESTERN ENERGY
SOVEREIGN BANCORP INC
SPACELABS MED INC
SPEEDWAY MOTORSPORTS
SPIEGEL INC
SPORTS AUTH INC
SPRINGS INDS INC
SPS TECHNOLOGIES INC
SPS TRANSACTION SVCS
ST JOHN KNITS INC
ST PAUL BANCORP INC
STAC ELECTRS
STANDARD FINL INC
STANDARD PRODS CO
STANDARD REGISTER CO
STANDEX INTL CORP
STANHOME INC
STATE AUTO FINL CORP
STATION CASINOS INC
STEIN MART INC
STERIS CORP
STERLING CHEMS INC
STEWART&STEVENSON SVCS INC
STILLWATER MNG CO
STONE & WEBSTER INC
STRATOSPHERE CORP
STRATUS COMPUTER INC
STRAWBRIDGE & CLOTHIER
STRIDE RITE CORP
STUDENT LN CORP
STURM RUGER & CO INC
SUMITOMO BANK CALIF
SUN HEALTHCARE GROUP
SUNRISE MED INC
SUNSHINE MNG CO
SUPERIOR INDS INTL
SUSQUEHANNA BKSHS PA
SWIFT TRANSN CO

SYNETIC INC
SYSTEMS & COMPTR TECH
T R FINL CORP
TARGET THERAPEUTICS
TCA CABLE TV INC
TECH DATA CORP
TECNOL MED PRODS INC
TEJAS GAS CORP DEL
TELEFLEX INC
TELXON CORP
TENCOR INSTRS
TEXAS INDS INC
THERMO ECOTEK CORP
THIOKOL CORPDEL
TIFFANY & CO NEW
TITAN WHEEL INTL INC
TJ INTL INC
TNT FREIGHTWAYS CORP
TOLL BROTHERS INC
TOM BROWN INC NEW
TOPPS INC
TORO CO
TOY BIZ INC
TRANS WORLD AIRLS INC
TRANSACTION SYS ARCH
TREDEGAR INDS INC
TRENWICK GROUP INC
TRIANGLE PAC CORP DE
TRIARC COS INC
TRIDENT MICROSYSTEMS
TRIMAS CORP
TRIMBLE NAVIGATION L
TRINOVA CORP
TRUE NORTH COMMUNICATIONS
TRUST CO NJ JERSEY C
TRUSTCO BK CORP N Y
TRUSTMARK CORP
TUCSON ELEC & POWER
U S AIR GROUP INC
U S DELIVERY SYS INC
U S HOME CORP NEW
U S TR CORP NEW
UGI CORP NEW
ULTRATECH STEPPER INC
UMB FINL CORP
UNIFIRST CORP
UNITED BANKSHS INC W VA
UNITED CAROLINA BANCSHARES
UNITED COS FINL CORP
UNITED DENTAL CARE I
UNITED ILLUM CO
UNITED INS COS INC
UNITED INTL HLDGS INC
UNITED MERIDIAN CORP
UNITED STATES FILTER
UNITED STATIONERS INC
UNITED WASTE SYS INC
UNITED WIS SVCS INC
UNITED WTR RES INC
UNITRODE CORP
UNIVERSAL HEALTH SVC
UNR INDS INC
US ORDER INC
UST CORP
VALASSIS COMMUNICATIONS
VALHI INC NEW
VALMONT INDS INC
VALUE LINE INC
VANGUARD CELLULAR SYS INC
VARCO INTL INC
VENTRITEX INC
VERIFONE INC
VERITAS SOFTWARE CO
VERTEX PHARMACEUTICALS
VESTA INS GROUP INC
VICOR CORP
VICTORIA BANKSHARES
VIDEOSERVER INC
VINTAGE PETE INC
VISX INC DEL

VITAL SIGNS INC
VITALINK PHARMACY SVCS
VIVUS INC
VLSI TECHNOLOGY
VOLT INFORMATION SCI
WABAN INC
WABASH NATL CORP
WANG LABS INC NEW
WASHINGTON ENERGY CO
WASHINGTON NATL CORP
WATKINS JOHNSON CO
WATTS INDS INC
WAUSAU PAPER MLS CO
WD 40 CO
WEBB DEL E CORP
WELLMAN INC
WERNER ENTERPRISES INC
WEST INC
WESTAMERICA BANCORP
WESTCORP
WESTCOTT COMMUNICATN
WESTERN GAS RES INC
WESTERN WASTE INDS
WESTINGHOUSE AIR BRAKE
WESTPOINT STEVENS INC
WESTWOOD ONE INC
WFS FINL INC
WHITNEY HLDG CORP
WHX CORP
WICOR INC
WILEY JOHN & SONS INC
WILLIAMS SONOMA INC
WIND RIVER SYSTEMS
WLR FOODS INC
WMS INDUSTRIES INC
WOLVERINE TUBE INC
WOLVERINE WORLD WIDE
WPS RESOURCES CORP
WYLE LABS
WYMAN GORDON CO
X-RITE INC
XTRA INC
YANKEE ENERGY SYS INC
YELLOW CORP
ZALE CORP NEW
ZEBRA TECHNOLOGIES CORP
ZEIGLER COAL HLDG CO
ZENITH ELECTRS CORP
ZENITH NATL INS CORP
ZERO CORP
ZILOG INC
ZURN INDS INC



THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
COMMON STOCK--97.3%
AUSTRALIA--2.4%
Australia & New Zealand
  Banking Group                 53,322     $    223
BTR Nylex, Ltd.                116,332          316
Broken Hill Proprietary Co.,
 Ltd.                           83,813        1,135
CRA                             27,600          426
Coles Myer, Ltd.                51,855          179
Commonwealth Bank Group         41,124          313
National Australia Bank         63,258          542
News Corp., Ltd.                91,896          463
Western Mining Corp.            53,600          344
Westpac Banking Corp.           79,986          328
                                           --------
                                              4,269
                                           --------
BELGIUM--0.6%
Electrabel                       2,000          449
Electrabel, AFV1                   500          114
Petrofina SA                     1,100          341
Societe Generale de Belgique     3,040          230
                                           --------
                                              1,134
                                           --------
CANADA--3.0%
Alcan Aluminum                  10,050          322
BCE Inc.                        14,279          481
Bank of Montreal                11,886          268
Bank of Nova Scotia              8,524          184
Barrick Gold Corp.              16,500          385
Canadian Imperial Bank of
 Commerce                        9,595          260
Canadian Pacific Ltd.           16,700          266
Imperial Oil Ltd.                8,919          327
Newbridge Networks Corp.*        3,300          101
Northern Telecom Ltd.           12,000          433
Nova Corp.                      19,200          149
PanCanadian Petroleum Ltd.       5,000          168
Placer Dome Inc.                21,200          467
Royal Bank of Canada            15,200          342
Seagram Co. Ltd.                17,400          633
Thomson Corp.                   27,100          367
Toronto-Dominion Bank           14,000          248
                                           --------
                                              5,401
                                           --------
DENMARK--0.4%
D/S 1912 Series B                   10          196
D/S Svendborg Series B               5          140
Tele Danmark AS Series B         5,910          308
                                           --------
                                                644
                                           --------
FRANCE--7.2%
AXA Groupe SA                   13,366          742
Alcatel Alsthom Cie Generale
 d'Electricite SA                6,954          594
Alcatel Cable                    1,723          100
Assurances Generales de
 France                         15,800          456
Banque Nationale de Paris       10,161          418
Canal Plus                         819          142
Carrefour                        1,200          705
Cie Financiere de Paribas
 (Bearer)                        5,425          298
Cie Generale des Eaux            5,221          485
Compagnie de Saint-Gobain SA     3,931          469
Danone Groupe                    3,350          535
Elf Aquitaine                   12,835          874
L'Air Liquide                    3,073          515
L'Oreal SA                       2,900          709
LVMH Moet Hennessy Louis
 Vuitton                         7,100        1,413
Lafarge Coppee SA                8,596          570
Lyonnaise des Eaux-Dumez         2,780          271
Michelin Class B (Reg.)          5,300          214
PSA Peugeot Citroen              2,200          287
Renault (Regie Nationale)       10,500          329
Rhone-Poulenc SA A Shares       15,400          336
Sanofi                           4,510          288
Schneider SA                     8,900          343
Societe Generale                 3,978          456
Suez Group                       7,455          281
TOTAL Class B                   10,604          655
Union des Assurances de Paris   14,389          374
                                           --------
                                             12,859
                                           --------
GERMANY--8.1%
BASF Group                       2,653          582
Bankgesellschaft Berlin          1,206          356
Bayer AG                         3,167          842
Bayerische Hypotheken &
 Wechsel Bank AG                11,380          275
Bayerische Motoren Werke AG        910          488
Bayerische Vereinsbank AG       11,590          328
Commerzbank AG                   1,535          355
Daimler-Benz AG                  2,721        1,312
Deutsche Bank AG                21,400          968
Dresdner Bank AG                20,130          538
Hoechst AG                       2,762          725
Linde AG                           400          246
Lufthansa AG (Bearer)            1,600          223
Mannesmann AG                    1,734          571
Muenchener Rueckversicherung        11           19
Muenchener Rueckversicherung
 (Reg.)                            744        1,544
Preussag AG                        721          205
RWE AG                           1,581          563
SAP AG                           2,840          450
Schering AG                      3,500          244
Siemens AG                       2,610        1,368
Thyssen AG                       1,411          254
VIAG AG                            970          394
Veba AG                         22,470          923
Vereinigte Elektrizitatswerke
Westfalen Series B                 903          300
Volkswagen AG                    1,246          393
                                           --------
                                             14,466
                                           --------
HONG KONG--3.7%
CITIC Pacific                   98,000          306
Cathay Pacific Airways         141,000          208
Cheung Kong Holdings            50,000          282
China Light & Power             94,900          506
Hang Seng Bank Ltd.             88,900          745
Henderson Land
 Development Co.                76,000          455
Hongkong Electric Holdings
 Ltd.                           99,000          337
Hongkong Telecom
 International                 520,000          908
Hutchison Whampoa Ltd.         165,000          909
New World Development Co.       69,709          271
Sun Hung Kai Properties        107,500          859
Swire Pacific Ltd. Class A      75,500          566
Wharf Holdings                 101,000          341
                                           --------
                                              6,693
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
ITALY--2.3%
Alleanza Assicurazioni          22,500     $    192
Alleanza Assicurazioni
 (Non-Convertible)               3,750           26
Assicurazioni Generali          37,200          867
Banco di Roma SpA              141,900          127
Fiat Finance SpA               113,000          368
Fiat Finance SpA
 (Non-Convertible)              42,000           79
First Bank San Paolo di
 Torino                         27,700          153
IMI                             24,800          136
INA                            201,000          264
Montedison SpA                 213,000          147
RAS Assicurazioni                6,310           63
RAS Assicurazioni
 (Non-Convertible)               2,790           15
STET                           177,000          501
STET (Non-Convertible)          66,000          144
Telecom Italia                 260,000          395
Telecom Italia
 (Non-Convertible)              65,000           77
Telecom Italia Mob*            260,000          436
Telecom Italia Mob di Risp*     65,000           72
                                           --------
                                              4,062
                                           --------
JAPAN--30.4%
Ajinomoto Co., Inc.             14,000          138
All Nippon Airways Co., Ltd.    31,000          300
Asahi Bank                      48,000          479
Asahi Breweries                  8,000           87
Asahi Chemical Industry Co.     28,000          197
Asahi Glass Co., Ltd.           24,000          235
Ashikaga Bank                   15,000           89
Bank of Fukuoka                 11,000           81
Bank of Tokyo                   58,000          845
Bank of Yokohama                24,000          170
Bridgestone Corp.               15,000          208
Canon Inc.                      18,000          308
Chiba Bank                      16,000          133
Chubu Electric Power Co.        16,100          375
Chugoku Electric Power
 Co., Inc.                       7,854          183
Cosmo Oil Co.                   11,000           54
DDI Corp.                          100          810
Dai Nippon Printing Co.         15,000          239
Dai-Ichi Kangyo Bank, Ltd.      97,000        1,640
Daiei Inc.                      14,000          146
Daiichi Pharmaceutical Co.       5,000           70
Daiwa Bank                      33,000          197
Daiwa House Industry Co.        11,000          165
Daiwa Securities Co.            29,000          340
East Japan Railway Co.             100          472
Ebara Corp.                      5,000           69
Eisai Co.                        5,000           85
Fanuc                            5,000          217
Fuji Bank, Ltd.                 93,000        1,727
Fuji Photo Film Co.             11,000          272
Fujitsu Ltd.                    38,000          453
Furukawa Electric Co., Ltd.     13,000           58
Gunma Bank                      10,000          102
Hachijuni Bank                  13,000          145
Hankyu Corp.                    17,000           88
Hanwa Co.                        5,000           15
Hiroshima Bank                  13,000           64
Hitachi Ltd.                    96,000          985
Hitachi Zosen                   19,000           93
Hokkaido Electric Power Co.      4,080           95
Hokkaido Takushoku Bank         12,000           30
Hokuriku Bank                   13,000           76
Hokuriku Electric Power Co.      4,080           94
Honda Motor Co., Ltd.           20,000          348
Industrial Bank of Japan,
 Ltd.                           76,000        2,073
Ishikawajima-Harima Heavy
 Industries                     25,000          101
Isuzu Motors Ltd.               20,000           81
Ito-Yokado Co., Ltd.             9,000          492
Itochu Corp.                    28,000          166
Japan Airlines Co., Ltd.        35,000          210
Japan Energy Co.                21,000           60
Japan Telecom Co.                   10          222
Japan Tobacco Inc.                 100          854
Joyo Bank                       18,000          129
Jusco Co.                        6,000          141
Kajima Corp.                    20,000          185
Kandenko Co., Ltd.               5,000           62
Kansai Electric Power Co.       20,200          474
Kao Corp.                       12,000          145
Kawasaki Heavy Industries       25,000          105
Kawasaki Steel Co.              72,000          239
Keio Teito Railway Co.           8,000           45
Kinden Co.                       3,000           52
Kinki Nippon Railway Co.        35,000          270
Kirin Brewery Co., Ltd.         22,000          222
Kobe Steel                      59,000          155
Kokusai Denki                    1,500          121
Komatsu Ltd.                    22,000          172
Kubota Corp.                    27,000          167
Kyocera Corp.                    4,000          328
Kyowa Hakko Kogyo                6,000           56
Kyushu Electric Power Co.        9,797          232
Kyushu Matsushita Electric
 Co.                             3,000           48
Long-Term Credit Bank of
 Japan                          52,000          406
Marubeni Corp.                  34,000          166
Marui Co.                        7,000          121
Matsushita Communication
 Industrial                      4,000           90
Matsushita Electric
 Industrial Co., Ltd.           61,000          865
Matsushita Electric Works       15,000          148
Matsushita-Kotokuki
 Electronics                     3,000           61
Mazda Motor Corp.               21,000           66
Mitsubishi Bank                 82,000        1,603
Mitsubishi Chemical Corp.       34,000          154
Mitsubishi Corp.                33,000          365
Mitsubishi Electric Corp.       43,000          321
Mitsubishi Estate Co.           28,000          298
Mitsubishi Heavy Industries     71,000          548
Mitsubishi Materials Co.        21,000           95
Mitsubishi Motors               17,000          142
Mitsubishi Oil Co.               8,000           64
Mitsubishi Trust & Banking
 Corp.                          27,000          377
Mitsui & Co.                    34,000          271
Mitsui Fudosan Co.              16,000          183
Mitsui Marine & Fire
 Insurance                      14,000           84
Mitsui O.S.K. Lines             14,000           37
Mitsui Trust & Banking Co.      25,000          200
Mitsukoshi Ltd.                  9,000           71
Murata Manufacturing Co.         5,000          175
NEC Corp.                       34,000          449
NGK Insulators                   5,000           46

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
NKK Corp.                       67,000     $    162
Nagoya Railroad Co.             10,000           47
New Oji Paper Co.               16,000          147
Nichii Co.                       4,000           47
Nikko Securities Co.            29,000          270
Nikon Corp.                     11,000          157
Nintendo Co., Ltd.               3,000          221
Nippon Credit Bank              34,000          133
Nippon Express Co.              21,000          170
Nippon Fire & Marine
 Insurance Co.                   7,000           38
Nippon Oil Co.                  26,000          138
Nippon Paper Industries Co.     39,000          268
Nippon Steel Corp.             145,000          481
Nippon Telegraph &
 Telephone Corp.                   596        4,888
Nippon Yusen Kabushiki Kaisha   27,000          144
Nippondenso                     17,000          311
Nissan Motor Co., Ltd.          54,000          364
Nisshin Steel Co.               20,000           74
Nomura Securities Co., Ltd.     51,000          932
Obayashi Corp.                  17,000          126
Odakyu Electric Railway Co.     14,000           94
Oki Electric Industry Co.,
 Ltd.                           12,000          111
Omron Corp.                      8,000          187
Ono Pharmaceutical Co.           3,000          119
Osaka Gas Co.                   53,000          178
Pioneer Electronic Corp.         4,000           61
Ricoh Co., Ltd.                 13,000          140
Rohm Co.                         4,000          243
SEGA Enterprises, Ltd.           2,000          106
Sakura Bank                     86,000          832
Sankyo Co.                       7,000          154
Sanwa Bank                      92,000        1,565
Sanyo Electric Co., Ltd.        40,000          207
Secom Co.                        3,000          195
Seibu Railway Co.               11,000          484
Sekisui Chemical Co.            11,000          143
Sekisui House                   14,000          161
Seven-Eleven Japan Co.           7,000          467
Sharp Corp.                     22,000          305
Shikoku Electric Power Co.       6,222          145
Shimizu Corp.                   17,000          158
Shin-Etsu Chemical Co.           6,000          123
Shiseido Co., Ltd.               8,000           81
Shizuoka Bank                   16,000          189
Showa Shell Sekiyu               8,000           64
Sony Corp.                       8,000          360
Sony Music Entertainment
 (Japan)                         2,100           90
Sumitomo Bank                   90,000        1,592
Sumitomo Chemical Co.           35,000          163
Sumitomo Corp.                  21,000          191
Sumitomo Electric Industries    15,000          173
Sumitomo Marine & Fire
 Insurance Co.                  13,000           93
Sumitomo Metal Industries       60,000          162
Sumitomo Metal Mining Co.       11,000           87
Sumitomo Trust & Banking Co.    25,000          288
Suzuki Motor Corp.              10,000          101
TDK                              3,000          155
Taisei Corp.                    19,000          113
Taisho Pharmaceutical Co.        8,000          145
Takeda Chemical Industries      17,000          239
Teijin Ltd.                     19,000           87
Tobu Railway Co.                16,000           91
Tohoku Electric Power Co.       10,100          237
Tokai Bank                      42,000          439
Tokio Marine & Fire
 Insurance Co.                  33,000          339
Tokyo Electric Power Co.,
 Inc.                           39,087        1,024
Tokyo Electron                   3,000          130
Tokyo Gas & Electric
 Industrial                     57,000          201
Tokyu Corp.                     23,000          146
Tonen                           13,000          184
Toppan Printing Co.             15,000          198
Toray Industries                29,000          181
Toshiba Corp.                   68,000          493
Tostem Corp.                     5,000          153
Toto                             8,000          108
Toyo Seikan                      4,000          115
Toyo Trust & Banking Co.        17,000          115
Toyoda Automatic Loom            6,000           94
Toyota Motor Corp.             118,000        2,192
Yamaichi Securities Co.         25,000          131
Yamanouchi Pharmaceutical Co.    6,000          134
Yamazaki Baking Co.              5,000           88
Yasuda Fire & Marine
 Insurance Co.                  20,000          121
Yasuda Trust & Banking Co.      23,000          103
                                           --------
                                             54,676
                                           --------
NETHERLANDS--5.1%
ABN-AMRO Holding NV             12,240          514
Aegon NV                        11,115          422
Akzo Nobel NV                    3,300          376
Elsevier NV                     31,600          409
Heineken NV                      2,250          399
Internationale Nederlanden
 Groep                          13,042          778
Koninklijke PTT Nederland       22,140          779
Philips Electronics NV          15,400          595
PolyGram NV                      8,700          543
Royal Dutch/Shell Group
 (Bearer)                       25,200        3,129
Unilever NV                      7,500          983
Wolters Kluwer CVA               3,139          286
                                           --------
                                              9,213
                                           --------
SINGAPORE--2.2%
Development Bank Singapore      45,000          516
Hong Kong Land Holdings        233,331          420
Jardine Matheson Holdings
 Ltd.                           35,811          218
OCBC Bank                       41,833          491
Singapore Airlines Ltd.         62,000          575
Singapore Telecom              709,000        1,445
United Overseas Bank            39,600          348
                                           --------
                                              4,013
                                           --------
SPAIN--1.6%
Argentaria                       5,700          201
Banco Central SA (Reg.)          5,500          114
Banco Espanol de Credito        26,000          176
Banco de Bilbao Vizcaya SA
 (Reg.)                         11,200          342
Banco de Santander SA (Reg.)     6,800          296
Empresa Nacional de
 Electricidad                   11,700          582
Iberdrola SA                    39,600          298
Repsol, SA                      12,800          382
Telefonica Internacional de
 Espana, SA                     42,300          534
                                           --------
                                              2,925
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
SWEDEN--2.2%
ASEA AB Series A Free shares     3,300     $    330
ASEA AB Series B Free shares       800           79
Astra AB Series A Free shares   22,400          823
Astra AB Series B Free shares    3,400          123
Branded Consumer Products
 (Compulsory Acquisition)
 Series A*                       5,300           75
Branded Consumer Products
 (Compulsory Acquisition)
 Series B*                       2,800           39
Ericsson(LM) Telephone*          6,280          133
Ericsson(LM) Telephone
 Series B                       62,800        1,333
Pharmacia AB Series A
 Free shares                     5,300          184
Pharmacia AB Series B
 Free shares                     2,800           98
Sandvik AB Series A
 Free shares                     8,600          161
Volvo AB Series A Free shares    5,000          114
Volvo AB Series B Free shares   20,700          466
                                           --------
                                              3,958
                                           --------
SWITZERLAND--8.0%
BBC Brown Boveri                   370          429
BBC Brown Boveri (Reg.)            189           43
CS Holding (Reg.)               13,670        1,397
Ciba-Geigy Ltd. (Bearer)           170          147
Ciba-Geigy Ltd. (Reg.)           1,175        1,017
Cie Financiere Richemont
 Series A (Bearer)                 259          360
Holderbank Fn Glarus (Bearer)    1,000          803
Nestle Ltd. (Reg.)               1,823        1,911
Roche Group                        323        2,347
Roche Group (Bearer)                75          960
SMH AG (Bearer)                    156           97
SMH AG (Reg.)                      682           92
Sandoz Ltd. (Bearer)               491          409
Sandoz Ltd. (Reg.)               1,673        1,381
Schweizerische
 Bankgesellschaft (Bearer)         979        1,061
Schweizerische
 Bankgesellschaft (Reg.)           950          218
Schweizerische Bankverein
 (Bearer)                        1,129          463
Schweizerische Bankverein
 (Reg.)                          1,251          256
Winterthur (Reg.)                  500          329
Zurich Versicherun (Reg.)        2,095          600
                                           --------
                                             14,320
                                           --------
UNITED KINGDOM--20.1%
Abbey National                  61,900          524
Allied-Lyons                    48,700          393
Argyll Group                    54,708          278
BAA PLC                         48,456          377
BAT Industries PLC             144,756        1,188
BOC Group                       21,850          300
BTR PLC                        165,615          880
Barclays PLC                    75,223          883
Bass PLC                        42,400          444
Boots Co. PLC                   46,648          413
British Airways PLC             46,400          334
British Gas PLC                201,400          767
British Petroleum Co. PLC      259,375        1,907
British Sky Broadcast           76,400          457
British Steel                   94,600          244
British Telecommunications
 PLC                           294,200        1,749
Cable & Wireless PLC           146,900          959
Cadbury Schweppes PLC           40,210          332
Commercial Union
 Assurance Co.                  31,400          304
General Accident                17,300          177
General Electric Co. PLC       125,200          622
Glaxo PLC                      149,529        2,017
Grand Metropolitan PLC          98,003          679
Great Universal Stores          47,800          431
Guinness PLC                    93,500          749
HSBC Holdings PLC               40,757          606
HSBC Holdings PLC
 (Hong Kong)                    82,896        1,217
Hanson PLC                     240,444          737
Imperial Chemical
 Industries PLC                 32,100          393
Inchcape                        22,221          110
J. Sainsbury PLC                85,028          569
Kingfisher                      29,415          221
Lloyds Abbey Life               26,700          193
Lloyds Bank                     59,098          727
Marks & Spencer PLC            127,500          855
National Power Development      59,600          465
National Westminster Bank PLC   75,443          753
Pearson PLC                     25,137          250
Peninsular & Oriental Steam
 Navigation Co.                 26,291          200
Powergen PLC                    37,400          336
Prudential Corp.                85,865          537
RTZ Corp. PLC (Reg.)            48,503          672
Rank Organisation PLC           40,800          272
Redland                         22,248          123
Reed International PLC          26,000          395
Reuters Holdings PLC            86,500          804
Royal Bank of Scotland          36,413          295
Scot & Newcastle                20,100          186
Scottish Power                  31,400          173
Shell Transport & Trading
 Co. (Reg.)                    157,000        1,837
SmithKline Beecham PLC
 Series A                       65,635          685
SmithKline Beecham PLC
 (units)                        62,700          642
Standard Chartered PLC          10,264           84
Sun Alliance Group              31,988          191
TSB Group PLC                   76,700          452
Tesco                           95,403          453
Thorn EMI PLC                   19,666          458
Tomkins                         47,801          189
Unilever PLC                    36,900          717
Vendome (units)                 34,050          301
Vodafone Group PLC             146,192          604
Waste Management
 International*                 16,000           75
Zeneca Group                    45,200          842
                                           --------
                                             36,027
                                           --------
TOTAL COMMON STOCK
 (Cost $162,414)                            174,660
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
PREFERRED STOCK--0.7%
AUSTRALIA--0.1%
News Corp. Ltd. (Limited
  Voting Shares)                39,718     $    182
                                           --------
GERMANY--0.6%
Henkel KGaA                        629          235
RWE AG (Non Voting)              1,832          519
SAP AG Non Voting Preference     2,010          308
Volkswagen AG (Non Voting)         350           80
                                           --------
                                              1,142
                                           --------
ITALY--0.0%
Fiat Finance SpA                38,800           77
                                           --------
TOTAL PREFERRED STOCK
 (Cost $1,168)                                1,401
                                           --------
WARRANTS--0.0%
UNITED KINGDOM--0.0%
BTR Nylex Ltd.
  (expire 11/26/98)*             4,019            2
                                           --------
TOTAL WARRANTS
 (Cost $3)                                        2
                                           --------

                             Maturity      Value
                              (000s)       (000s)
                             --------      ------
REPURCHASE AGREEMENT--1.2%
UNITED STATES--1.2%
State Street Bank & Trust
  4.75%
  Dated 10/31/95
  Due 11/01/95
  Collateralized By:
  U.S. Treasury Bond
  $1,440,000 Par; 12%
  Due 8/15/13                $   2,144        2,144
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $2,144)                                2,144
                                           --------
TOTAL INVESTMENTS--99.2%
 (Cost $165,729)                            178,207
                                           --------
OTHER ASSETS AND LIABILITIES--0.8%
 Other Assets                                 1,793
 Liabilities                                   (388)
                                           --------
                                              1,405
                                           --------
NET ASSETS--100.0%
Applicable to 16,137,640
 outstanding $0.00001
 par value shares
 (unlimited shares
 authorized)                               $179,612
                                           ========
NET ASSET VALUE PER SHARE                    $11.13
                                              =====

------------------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax withheld of $515)                 $ 3,386
  Interest                                                            161
                                                                  -------
     Total investment income                                        3,547
                                                                  -------
Expenses:
  Investment advisory and administration fee                        1,080
  Transfer agency and shareholder service fees                        386
  Custodian fees                                                      206
  Registration fees                                                    45
  Professional fees                                                    50
  Shareholder reports                                                  46
  Trustees' fees                                                       43
  Amortization of deferred organization costs                          24
  Insurance and other expenses                                          6
                                                                  -------
                                                                    1,886
Less expenses reduced                                                (577)
                                                                  -------
     Total expenses incurred by Fund                                1,309
                                                                  -------
Net investment income                                               2,238
                                                                  -------
Net realized gain (loss) on investments and foreign currency transactions:
  Proceeds from sales of investments                                9,597
  Cost of investments sold                                         (9,437)
                                                                  -------
     Net realized gain on investments from changes in market
       value                                                          160
     Net realized loss on investments from changes in foreign
       exchange rates                                                (137)
                                                                  -------
       Net realized gain on investments sold                           23
       Net realized gain on foreign currency transactions             170
                                                                  -------
          Net realized gain on investments sold and foreign
            currency transactions                                     193
                                                                  -------
Change in net unrealized gain (loss) on investments and foreign currency translation:
  Changes in market value:
     Beginning of period unrealized gain                              413
     End of period unrealized gain                                  4,832
                                                                  -------
       Increase in net unrealized gain in market value              4,419
                                                                  -------
  Changes in foreign exchange rates:
     Beginning of period unrealized gain                            9,494
     End of period unrealized gain                                  7,646
                                                                  -------
       Decrease in net unrealized gain in foreign exchange rates   (1,848)
                                                                  -------
          Increase in net unrealized gain on investments from
            changes in market value and foreign exchange rates      2,571
          Decrease in net unrealized gain on translating assets
            and liabilities into the reporting currency               (14)
                                                                  -------
            Increase in net unrealized gain on investments and
               foreign currency translation                         2,557
                                                                  -------
Net gain on investments                                             2,750
                                                                  -------
Increase in net assets resulting from operations                  $ 4,988
                                                                  =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                     For the year ended
                                                         October 31,
                                                     1995           1994
                                                   --------       --------
Operations:
  Net investment income                            $  2,238       $  1,412
  Net realized gain (loss) on investments sold
     and foreign currency transactions                  193           (580)
  Increase in net unrealized gain on investments
     and foreign currency translation                 2,557          8,889
                                                   --------       --------
  Increase in net assets resulting from
     operations                                       4,988          9,721
                                                   --------       --------
Distributions to Shareholders From:
  Net investment income                              (1,532)          (433)
  Capital gains                                          --           (188)
                                                   --------       --------
  Total distributions to shareholders                (1,532)          (621)
                                                   --------       --------
Capital Share Transactions:
  Proceeds from shares sold                          73,349         61,237
  Net asset value of shares issued in
     reinvestment of distributions                    1,372            560
  Early withdrawal fees                                  49            129
  Less payments for shares redeemed                 (40,969)       (34,756)
                                                   --------       --------
  Increase in net assets from capital share
     transactions                                    33,801         27,170
                                                   --------       --------
Total increase in net assets                         37,257         36,270
Net Assets:
  Beginning of period                               142,355        106,085
                                                   --------       --------
  End of period (including undistributed
     net investment income of $2,051 and
     $1,306, respectively)                         $179,612       $142,355
                                                   ========       ========
Number of Fund Shares:
  Sold                                                6,778          5,947
  Reinvested                                            134             56
  Redeemed                                           (3,840)        (3,392)
                                                   --------       --------
  Net increase in shares outstanding                  3,072          2,611
Shares Outstanding:
  Beginning of period                                13,066         10,455
                                                   --------       --------
  End of period                                      16,138         13,066
                                                   ========       ========


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), the Schwab Asset Director(R)-High Growth Fund, the Schwab Asset Director(R)-Conservative Growth Fund and the Schwab Asset Director(R)-Balanced Growth Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's investment manager pursuant to Board of Trustees' guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1995, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $12,478,000, of which $22,819,000 related to appreciated securities and $10,341,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .70% of the first $300 million of average daily net assets and .60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $1,080,000 during the year ended October 31, 1995, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- Prior to June 30, 1995, the Investment Manager had a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") under which Dimensional performed day-to-day portfolio management for the Fund. Dimensional did not receive compensation directly from the Fund. However, the Investment Manager did pay Dimensional an annual fee, payable monthly, of .15% of the first $300 million of average daily net assets and .05% of such assets over $300 million. Effective June 30, 1995, the sub-advisory agreement for the Fund was terminated and the Investment Manager assumed day-to-day portfolio management responsibility for the Fund.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1995, the Fund incurred transfer agency and shareholder service fees of $386,000, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1995, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $43,000 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1995, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1995, the total of such fees reduced by the Investment Manager was $415,000 and the total of such fees reduced by Schwab was $162,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $43,932,000 and $9,597,000, respectively, for the year ended October 31, 1995.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1995, total early withdrawal fees retained by the Fund amounted to $49,000.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

8. COMPOSITION OF NET ASSETS

At October 31, 1995, net assets consisted of:

Capital paid in                                               $165,464,000
Accumulated undistributed net investment income                  2,051,000
Accumulated net realized loss on investments sold and
  foreign currency transactions                                   (402,000)
Net unrealized gain on investments                              12,478,000
Net unrealized gain on translating assets and liabilities
  into the reporting currency                                       21,000
                                                              ------------
     Total                                                    $179,612,000
                                                              ============

The Fund follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result, certain reclassifications to increase undistributed net investment income and net realized loss on investments sold and foreign currency transactions by $39,000 and $15,000 respectively, and to decrease capital paid in by $24,000 have occurred. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1995, the Fund's Statement of Net Assets included liabilities of $149,000 for Fund shares redeemed and $61,000 for investment advisory and administration fee payable.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                          For the period
                                                                           September 9,
                                                                               1993
                                                                         (commencement of
                                                  For the year ended      operations) to
                                                      October 31,          October 31,
                                                   1995         1994           1993
                                                 --------     --------   ----------------
Net asset value at beginning of period           $  10.89     $  10.15       $  10.00
Income from Investment Operations
-------------------------------
  Net investment income                               .14          .11            .03
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                      .22          .69            .12
                                                 --------     --------       --------
  Total from investment operations                    .36          .80            .15
Less Distributions
---------------
  Dividends from net investment income               (.12)        (.04)            --
  Distributions from realized gain
    on investments                                     --         (.02)            --
                                                 --------     --------       --------
  Total distributions                                (.12)        (.06)            --
                                                 --------     --------       --------
Net asset value at end of period                 $  11.13     $  10.89       $  10.15
                                                 ========     ========       ========
Total return (%)                                     3.35         7.89           1.50
--------------
Ratios/Supplemental Data
-----------------------
  Net assets, end of period (000s)               $179,612     $142,355       $106,085
  Ratio of expenses to
    average net assets (%)                            .85          .90            .60*
  Ratio of net investment income to
    average net assets (%)                           1.45         1.14           2.15*
  Portfolio turnover rate (%)                           0            6              2

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1995, 1994 and 1993, would have been 1.22%, 1.30% and 2.10%*, respectively, and the ratio of net investment income to average net assets would have been 1.08%, .74% and .65%*, respectively.

* Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab International Index Fund(TM)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1995, and the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 22, 1995

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
COMMON STOCK--99.0%
1st Source Corp.                 2,433     $     57
20th Century Industries         12,100          201
3COM Corp.                       4,134          194
3DO Co.*                         5,900           64
AAR Corp.                        4,000           71
ACX Technologies, Inc.           6,200           98
ADVO, Inc.                       4,500          115
AG Chemical Equipment Inc.       2,700           77
AGCO Corp.                       6,150          275
ALANTEC Corp.*                   2,200           78
ALBANK Financial Corp.           2,600           75
AMC Entertainment Inc.*          3,700           67
AMCORE Financial, Inc.           4,100           93
AMETEK, Inc.                     7,700          136
AMP Inc.                         1,792           70
APS Holding Corp. Class A*       3,200           66
AST Research, Inc.*              9,754           87
Acclaim Entertainment, Inc.*    10,000          237
Acme Metals Co.*                 1,000           15
Acordia, Inc.                    2,900           80
Actava Group Inc.*               4,100           71
Actel Corp.*                     3,700           44
Acuson Corp.*                    5,600           65
Acxiom Corp.                     5,700          170
Addington Resources, Inc.*       3,100           39
Adobe Systems Inc.               1,600           91
Advanced Tissue Sciences,
 Inc.*                           7,800           70
Affiliated Computer Services
 Inc.*                           1,800           59
Air Express International
 Corp.                           4,000           82
Airborne Freight Corp.           4,700          123
Alaska Air Group, Inc.*          3,300           49
Albany International Corp.
 Class A                         7,100          147
Alberto-Culver Co. Class A         300            8
Alex. Brown Inc.                 3,800          186
Alfa Farmers Federation Corp.    9,600          103
Allen Group Inc.                 5,100          125
Alliance Entertainment Corp.*    8,200           55
Alliance Semiconductor Corp.     8,250          253
Alliant Techsystems Inc.*        2,900          135
Allied Group, Inc.               1,900           61
Alpharma, Inc.                   4,600          110
Altera Corp.                     3,000          182
Alternative Resources Corp.      4,100          126
Altron Inc.                      2,500           73
Amcol International Corp.        3,900           67
Amerco*                         10,500          190
America Online, Inc.             1,000           80
America West Airlines, Inc.*    10,200          139
American Annuity Group, Inc.     8,250           89
American Bankers Insurance
 Group, Inc.                     5,100          182
American Business
 Information, Inc.               7,650          136
American Business Products,
 Inc.                            3,300           72
American Financial
 Enterprises Inc.                1,500           35
American Freightways Corp.*      7,400           93
American Heritage Life
 Investment Corp.                5,200          100
American Homepatient Inc.*       1,900           46
American Maize-Products Co.      2,700          107
American Management Systems,
 Inc.                            6,600          192
American Medical Response,
 Inc.*                           6,000          173
American Mobile Satellite
 Corp.*                          6,300          132
American Oncology Resources
 Inc.*                           6,400          224
American President Companies,
 Ltd.                            7,100          172
Americredit Corp.*               7,100           87
Amphenol Corp. Class A*          3,100           67
Amresco Inc.                     5,700           61
Amsco International, Inc.*      10,700          171
Anchor Gaming*                   2,500           55
Andrew Corp.                     1,275           54
Angelica Corp.                   2,000           45
AnnTaylor Stores Corp.*          5,500           61
Antec Corp.*                     5,600           70
Anthony Industries, Inc.         6,415          119
Apogee Enterprises, Inc.         2,300           34
Apollo Group Inc.                4,650          121
Apple South, Inc.                6,650          138
Applebee's International,
 Inc.                            7,600          212
Applied Innovation Inc.          3,400           32
Applied Power Inc. Class A       2,800           85
Apria Healthcare Group Inc.*    11,600          252
Aptar Group, Inc.                4,500          154
Aquila Gas Pipeline Corp.        6,800           75
Arbor Drugs, Inc.                5,900          107
Arch Communications Group
 Inc.*                           2,600           71
Arctco, Inc.                     6,150           70
Argosy Gaming Co.*               4,700           44
Armco Inc.*                     28,000          172
Armor All Products Corp.         4,600           77
Arnold Industries Inc.           6,300          104
Arrow International, Inc.        1,000           42
Arthur J. Gallagher & Co.        3,300          117
Arvin Industries, Inc.           6,300          112
Ashland Coal, Inc.               2,900           69
Aspect Telecommunications
 Corp.                           5,600          194
Associated Banc-Corp             3,900          148
Associated Group Inc. Class
 A*                              4,100           73
Astoria Financial Corp.          4,000          172
Atlantic Southeast Airlines,
 Inc.                            6,300          157
Atmos Energy Corp.               4,000           73
Atria Software Inc.              3,200          115
Augat Inc.                       4,100           65
Auspex Systems, Inc.*            7,600          108
Authentic Fitness Corp.          5,500          113
Avatar Holdings, Inc.*           2,400           89
Avid Technology, Inc.*           4,500          196
Aztar Corp.*                     7,400           60
B W/I P Inc. Class A             5,100           84
BISYS Group, Inc.*               5,600          156
BJ Services Co.*                 6,900          162
BMC Industries, Inc.             3,100          120
Baldor Electric Co.              6,540          157
Baldwin & Lyons, Inc. Class B    3,300           49
Ballard Medical Products         9,900          171
Bally Entertainment Corp.       10,100          111

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Bancorp South, Inc.              2,300     $    108
Banta Corp.                      5,050          220
Banyan Systems, Inc.*            2,800           22
Barnes Group Inc.                1,600           60
Barrett Resources Corp.*         6,900          160
Bassett Furniture Industries,
 Inc.                            3,600           73
Bay State Gas Co.                2,800           70
Bearings, Inc.                   1,600           58
Belden Inc.                     12,300          297
Bell Bancorp, Inc.               1,800           53
Ben Franklin Retail Stores,
 Inc.*                             912            3
Benton Oil & Gas Co.*            5,000           61
Berkley (W.R.) Corp.             4,000          173
Best Products Inc. (New)*        7,300           36
Big B, Inc.                      4,700           69
Bio Rad Laboratories Inc.*       1,700           65
Biocraft Laboratories, Inc.      2,800           43
Birmingham Steel Corp.           7,100          108
Black Box Corp.                  4,000           66
Black Hills Corp.                3,200           80
Blair Corp.                      1,900           56
Blanch (E.W.) Holdings, Inc.     3,500           67
Block Drug Co., Inc. Class A     4,957          191
Blount, Inc. Class A             2,900          126
Blount, Inc. Class B             1,000           48
Blyth Industries Inc.*           3,600          182
Boise Cascade Office Products
 Co.*                            7,600          275
Bok Financial Corp.              5,000          108
Bolt Beranek and Newman Inc.*    4,300          133
Bombay Company, Inc.*            7,850           46
Books-A-Million, Inc.            3,500           45
Boole & Babbage, Inc.              500           18
Borg Warner Automotive Inc.      5,400          159
Borland International, Inc.*     9,300          126
Boston Scientific Corp.*         3,073          129
Boston Technology, Inc.*         8,400          117
Bowne & Co., Inc.                3,800           71
Brady (W.H.) Co. Class A         1,700          124
Breed Technologies, Inc.         8,300          155
BroadBand Technologies, Inc.*    2,600           46
Broderbund Software, Inc.          100            7
Brooklyn Bancorp Inc.*           3,200          126
Brooktree Corp.*                 3,500           42
Brown (Tom), Inc.*               4,600           52
Brown Group, Inc.                3,700           51
Bruno's Inc.*                      402            4
Brush Wellman Inc.               4,000           67
Buffets, Inc.*                   6,900           87
Burlington Coat Factory
 Warehouse Corp.*                8,800           98
Burlington Industries, Inc.*    16,400          182
Burr-Brown Corp.                 3,200          102
Bush Boake Allen Inc.*           4,600          126
Business Records Corp.
 Holding Co.*                    1,200           45
C-COR Electronics, Inc.          2,400           56
C-Cube Microsystems, Inc.*       4,100          283
C-TEC Corp.                      6,800          145
CCB Financial Corp.              3,550          175
CCH Inc. Class A                 4,800          113
CCH Inc. Class B                 8,700          202
CDI Corp.*                       4,000           59
CDW Computer Centers, Inc.       3,500          172
CFW Communications Co.           2,400           44
CIDCO, Inc.*                     3,300           97
CILCORP Inc.                     3,300          129
CLARCOR Inc.                     3,000           68
CMAC Investment Corp.            2,900          138
CML Group, Inc.                 11,350           65
CNB Bancshares, Inc.             3,801          103
CPI Corp.                        2,800           51
CSF Holdings, Inc.               2,375           93
Cabot Oil & Gas Corp. Class A    4,600           62
Cadence Design Systems, Inc.     2,700           87
CalMat Co.                       9,100          154
Caldor Corp.*                    3,400           17
Calgon Carbon Corp.              9,500          108
California Federal Bank         12,600          186
California Federal Bank
 Goodwill Certificates*            960            4
California Microwave, Inc.*      3,500           76
Cambridge Technology
 Partners, Inc.*                 3,200          183
Camco International Inc.         6,000          137
Canandaigua Wine Co., Inc.
 Class B*                        1,000           48
Capital Re Corp.                 5,400          153
Capitol American Financial
 Corp.                           6,500          128
Caraustar Industries, Inc.       6,600          122
Carlisle Companies Inc.          3,400          140
Carmike Cinemas, Inc.*           2,500           52
Carpenter Technology Corp.       3,600          136
Carson Pirie Scott & Co.
 Illinois*                       4,100           69
Carter-Wallace, Inc.             9,800          103
Casey's General Stores, Inc.     6,000          139
Casino America, Inc.*            3,350           23
Castech Aluminum Group Inc.*     2,400           34
Catalina Marketing Corp.*        2,200          111
Catellus Development Corp.*     28,300          156
Cato Corp. (New) Class A         6,200           37
Cellstar Corp.*                  4,700          129
Cellular Communications, Inc.
 Class A (Redeemable)*           4,500          242
Cellular Technical Services
 Inc.*                           2,100           35
Centex Construction Products
 Inc.*                           6,000           76
Central Hudson
 Gas & Electric Corp.            3,700          113
Central Louisiana Electric
 Co., Inc.                       4,800          129
Central Maine Power Co.          7,900          110
Central Newspapers, Inc.
 Class A                         6,400          189
Centura Banks, Inc.              5,000          169
Century Communications Corp.
 Class A*                       19,100          166
Cephalon Inc.*                   5,600          168
Cerner Corp.                     5,400          139
Champion Enterprises, Inc.       4,200          109
Chaparral Steel Co.              6,000           59
Charming Shoppes, Inc.          26,100           74
Charter Medical Corp.*           6,100          110
Charter One Financial, Inc.      5,700          161
Chase Manhattan Corp.            1,360           78
Checkpoint Systems, Inc.*        5,700          165
Cheesecake Factory, Inc.*        2,400           51
Chemed Corp.                     2,000           70

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Chemical Financial Corp.         1,995     $     79
Chesapeake Corp.                 6,700          205
Chesapeake Energy Corp.          2,600           76
Cheyenne Software, Inc.*         9,450          197
Chips & Technologies Inc.*       3,900           34
Chiquita Brands
 International, Inc.            13,000          211
Church & Dwight Co., Inc.        4,100           84
Citicasters Inc.                 3,000           94
Citizens Bancorp                 3,700          122
Citizens Banking Corp.           3,600          110
Citizens Corp.                   8,800          160
City National Corp.             11,200          148
Claire's Stores, Inc.            4,500           88
Clear Channel Communications,
 Inc.                              475           39
Cleveland-Cliffs Inc.            2,700          101
Coast Savings Financial,
 Inc.*                           4,600          121
Coastal Physician Group Inc.*    6,200           81
Cobra Golf, Inc.                 4,300          113
Coca-Cola Bottling Co.
 Consolidated                    2,000           67
Coeur d'Alene Mines Corp.        3,000           51
Cognex Corp.*                    3,900          234
Coherent, Inc.*                  2,800           80
Cole Taylor Financial Group
 Inc.                            3,600           95
Collective Bancorp, Inc.         4,400          103
Collins & Aikman Corp.*         15,700          126
Colonial BancGroup, Inc.         3,400           98
Colonial Data Technologies
 Corp.*                          3,600           50
Comair Holdings, Inc.            7,400          209
Comdata Holdings Corp.*          4,000           98
Commerce Group Inc.
 Massachusetts                   8,500          173
Commercial Federal Corp.         3,800          125
Commercial Intertech Corp.       3,450           58
Commercial Metals Co.            3,233           83
Commonwealth Energy System       2,600          110
Community Health Systems,
 Inc.*                           4,500          143
Community Psychiatric Centers   10,100          110
Comnet Cellular, Inc.*           3,700           93
CompUSA Inc.*                    5,100          195
Computer Network Technology*     5,000           33
ComputerVision Corp.*           12,400          146
Comverse Technology Inc.*        5,000          113
Concord Efs Inc.*               10,300          355
Cone Mills Corp.*               10,300          112
Conner Peripherals, Inc.*       14,100          254
Consolidated Stores Corp.*       6,100          141
Continental Airlines, Inc.
 Class B*                        6,400          228
Continuum Company, Inc.*         5,000          197
Coors (Adolph) Co. Class B       9,000          163
Copley Pharmaceutical, Inc.*     4,764           78
Coram Healthcare Corp.*          9,262           37
Corrections Corp. of America     3,800          207
Coventry Corp.                   8,000          158
Crawford & Co. Class A           4,300           67
Crawford & Co. Class B           8,500          132
Cray Research, Inc.*             6,400          133
Creative Computers Inc.*         2,100           60
Credence Systems Corp.           6,750          253
Crompton & Knowles Corp.        13,600          172
Cross (A.T.) Co. Class A         5,800           83
Cross Timbers Oil Co.            4,900           71
Cullen/Frost Bankers, Inc.       2,700          137
Culligan Water Technologies
 Inc.*                           3,500           60
Curtiss-Wright Corp.             1,400           62
Cypress Semiconductor Corp.        900           32
Cyrix Corp.*                     4,500          144
Cytec Industries Inc.*           3,000          164
DSP Group, Inc.*                 1,500           24
Daig Corp.                       5,000          113
Dallas Semiconductor Corp.       9,500          202
Dames & Moore, Inc.              4,700           64
Data General Corp.*              7,900           91
Datascope Corp.*                 4,200          101
Dauphin Deposit Corp.            8,400          245
Dave & Busters Inc.*               840           13
Davidson & Associates, Inc.      8,700          312
DeVRY Inc.                       7,000          158
Dekalb Genetics Corp.            1,200           51
Dell Computer Corp.              6,300          293
Delta & Pine Land Co.            2,100           81
Department 56 Inc.*                300           14
Deposit Guaranty Corp.           4,400          194
Detroit Diesel Corp.*            8,900          158
Devon Energy Corp.               4,700          102
Devon Group, Inc. (New)*         1,600           62
Dexter Corp.                     5,800          138
Diagnostic Products Corp.        4,300          159
Dial Page, Inc.*                 5,000           74
Dialogic Corp.*                  3,400           98
Diamond Multimedia Systems
 Inc.*                           7,200          214
Diamond Shamrock, Inc.           7,800          201
Digi International Inc.*         3,000           81
Digital Link Corp.*              1,900           30
Dimon Inc.                       8,400          123
Dionex Corp.*                    1,500           80
Discount Auto Parts, Inc.*       2,900           78
Discovery Zone, Inc.*           11,900           42
Dollar Tree Stores Inc.*         4,100          109
Donaldson Co., Inc.              5,800          141
Doubletree Corp.*                4,300           94
Downey Financial Corp.           3,200           65
Dreyer's Grand Ice Cream,
 Inc.                            3,300          115
Duriron Co., Inc.                4,400          118
Duty Free International, Inc.    6,800           97
Dynatech Corp.                   3,400           52
Eastern Enterprises              4,800          143
Eastern Utilities Assoc.         4,800          113
Eaton Vance Corp. (Non
 Voting)                         2,100           76
Edison Brothers Stores, Inc.     4,200           15
Egghead, Inc.*                   3,000           21
Electro Scientific Industries
 Inc.*                           2,200           69
Electroglas Inc.                 2,300          163
Electronics for Imaging, Inc.    2,800          232
Empire District Electric Co.     3,200           59
Energen Corp.                    2,800           63
Enhance Financial Services
 Group, Inc.                     7,100          145
Envoy Corp. (New)*               2,000           26
Enzo Biochem, Inc.               5,775           92

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Ethan Allen Interiors, Inc.*     3,700     $     73
Exabyte Corp.*                   4,900           63
Exar Corp.                       2,000           48
Expeditors International of
 Washington, Inc.                3,900          104
Express Scripts, Inc. Class A    3,400          131
F & M National Corp.             3,955           71
FHP International Corp.*         1,056           26
FMC Gold Co.                    17,500           68
FSF Financial Corp.              5,100           68
FTP Software Inc.*               6,600          179
Fab Industries, Inc.               400           12
Fair, Issac & Co., Inc.          3,000           83
Farmer Bros. Co.                   400           52
Fastenal Co.                     1,400           49
Fedders Corp.                      825            4
Federal-Mogul Corp.              8,800          157
Federated Department Stores,
 Inc.*                           2,700           69
Ferro Corp.                      7,700          178
FileNet Corp.*                   2,800          127
Financial Security Assured
 Holdings Ltd.                   6,400          166
Fingerhut Companies, Inc.       10,600          144
FirsTier Financial, Inc.         6,200          265
First Alert, Inc.                5,600           86
First American Financial
 Corp.                           3,600           84
First Bank System, Inc.          3,809          189
First Citizens BancShares,
 Inc. Class A                    2,600          138
First Commerce Bancshares
 Inc.                            3,000           54
First Commercial Corp.           5,640          169
First Commonwealth Financial
 Corp.                           5,300           87
First Data Corp.                   501           33
First Financial Bancorp          2,800           95
First Financial Corp.            6,900          147
First Michigan Bank Corp.        4,906          132
First Midwest Bancorp, Inc.      2,900           82
First Mississippi Corp.          4,900          100
First National Bancorp           5,200          146
First Union Corp.                2,220          110
FirstFed Michigan Corp.          5,100          173
Firstbank of Illinois Co.        2,600           78
Firstmiss Gold Inc.*             7,571          138
Fisher Scientific
 International, Inc.             3,600          113
Flagstar Companies, Inc.*        8,300           35
Florida East Coast
 Industries, Inc.                2,400          161
Florida Rock Industries, Inc.    2,000           54
Fluke Corp.                      1,600           59
Foremost Corp. of America        2,400          110
Forest City Enterprises, Inc.
 Class A                         2,100           78
Fort Wayne National Corp.        2,700           85
Fossil, Inc.*                    2,200           23
FoxMeyer Health Corp.            5,473          125
Frame Technology Corp.*          3,800          107
Franklin Quest Co.*              5,700          136
Fremont General Corp.            4,280          124
Fresenius U.S.A. Inc.*           4,500           74
Fritz Cos., Inc.                 5,200          181
Frontier Insurance Group,
 Inc.                            3,050           87
Fuller (H.B.) Co.                3,300          104
Fulton Financial Corp.           6,560          141
Fund American Enterprises
 Holdings, Inc.*                 1,909          132
Fusion Systems Corp.*            1,800           50
G&K Services, Inc. Class A       5,250          119
GC Companies Inc.*               1,680           54
Gartner Group Inc. Class A       5,800          253
Gasonics International Corp.     2,000           66
Gaylord Container Corp. Class
 A*                             11,400           87
GenCorp Inc.                     8,100           85
General Binding Corp.            3,400           67
General DataComm Industries,
 Inc.*                           5,000           76
General Magic Inc.*              6,300           80
Genesis Health Ventures,
 Inc.*                           3,300           95
Geneva Steel Class A*            6,200           45
Gentex Corp.*                    5,000          113
Geon Co.                         6,300          157
Geotek Communications Inc.*     14,400          120
Gerber Scientific, Inc.          5,100           86
Giddings & Lewis, Inc.           8,800          143
Gilead Sciences, Inc.*           4,900           94
Glendale Federal
 Bank, F.S.B. (New)*             9,100          146
Global Natural Resources
 Inc.*                           6,600           66
Global Village
 Communications*                 3,600           62
Goulds Pumps, Inc.               5,300          127
Graco Inc.                       2,650           89
Grand Casinos, Inc.              4,600          183
Granite Construction Inc.        3,100           88
Great Financial Corp.            3,500           72
Greenfield Industries Inc.       3,500          104
Greif Brothers Corp.             5,600          141
Grey Advertising Inc.              100           19
Griffon Corp.*                   7,600           64
Guaranty National Corp. (New)    3,500           50
Guilford Mills, Inc.             2,900           64
Gulf South Medical Supply
 Inc.                            3,000           63
Gymboree Corp.                   6,000          136
HBO & Co.                        2,600          184
HCC Insurance Holdings, Inc.*    2,900          101
HCIA Inc.*                       1,600           43
Hadco Corp.*                     2,400           67
Haemonetics Corp.*               7,700          145
Hancock Holding Co.              2,300           84
Handleman Co.                    6,300           49
Hanover Direct Inc.*            26,800           45
Harland (John H.) Co.            7,600          158
Harleysville Group Inc.          4,600          129
Harman International
 Industries, Inc.                3,675          170
Harnischfeger Industries
 Corp.                           4,369          138
Harper Group, Inc.               3,800           67
Harte Hanks Communications       5,000          151
Hawkeye Bancorporation           2,900           71
Hayes Wheels International,
 Inc.                            4,400          116
Health Management Systems,
 Inc.                            2,400           77
Heart Technology, Inc.*          4,100          116
Heartland Express, Inc.*         2,900           79
Heartland Wireless
 Communications, Inc.*           3,500           91

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Hechinger Co. Class A            9,100     $     39
Hecla Mining Co.*               10,400           77
Helene Curtis Industries,
 Inc.                            2,400           72
Helix Technology Corp.           2,100           78
Helmerich & Payne, Inc.          5,600          145
Herbalife International, Inc.    6,400           48
Heritage Media Corp. Class A*    4,500          125
Hollywood Entertainment Corp.    7,900          210
Hollywood Park Inc. (New)*       4,100           39
Home Beneficial Corp. Class B    4,400          108
Home Financial Corp.             5,400           83
Horace Mann Educators Corp.      5,200          138
Horizon Healthcare Corp.*       11,695          237
Hudson Foods, Inc.               6,250           88
Human Genome Sciences Inc.*      3,300           64
Hunt (J.B.) Transport
 Services, Inc.                  9,150          141
Hunt Manufacturing Co.           3,000           53
Huntco Inc. Class A              1,200           16
Hutchinson Technology Inc.*      1,500           95
Hyperion Software Corp.*         1,800           88
I-Stat Corp.*                    2,300           71
ICN Pharmaceuticals, Inc.        7,802          160
IDEX Corp.                       4,350          164
IDEXX Laboratories, Inc.         6,800          275
IES Industries Inc.              8,300          221
IHOP Corp.*                      2,200           48
INDRESCO Inc.*                   5,000           86
INSO Corp.                       3,400          121
INTERCO Inc.                    10,300           76
INTERSOLV Inc.*                  4,200           67
Ideon Group Inc.                 5,600           50
Immunex Corp. (New)*             9,300          117
Imperial Bancorp                 3,300           74
In Focus Systems, Inc.*          2,200           72
Indiana Energy, Inc.             5,500          116
Information Resources, Inc.*     6,600           72
Inphynet Medical Management
 Inc.*                           3,400           62
Input/Output, Inc.               4,500          168
Insignia Financial Group
 Class A (New)*                  2,100           57
Insilco Corp.*                   2,100           71
Insurance Auto Auctions,
 Inc.*                           2,200           16
Integon Corp.                    3,900           64
Integrated Device Technology,
 Inc.                              800           15
Integrated Health Services,
 Inc.                            5,300          121
Integrated Systems Inc.*         2,200           78
Intelligent Electronics, Inc.    8,200           64
Inter-Regional Financial
 Group, Inc.                     1,700           60
InterVoice, Inc.*                3,200           58
Interdigital Communications
 Corp.*                          9,300           68
Interface Systems, Inc. Class
 A                               4,400           67
Intergraph Corp.*               11,900          146
Interim Services Inc.*           2,800           83
Intermet Corp.*                  9,200          110
International CableTel, Inc.     7,033          188
International Dairy Queen,
 Inc. Class A*                   5,400          115
International Family
 Entertainment, Inc. Class B*    9,300          172
International Multifoods
 Corp.                           3,900           80
International Rectifier
 Corp.*                          5,200          235
Interneuron Pharmaceuticals,
 Inc.*                           7,500          113
Interpool, Inc.*                 4,100           66
Interstate Bakeries Corp.        8,600          184
Interstate Power Co.             2,000           58
Intuit Inc.                      1,200           87
Invacare Corp.                   8,400          210
Iomega Corp.                     4,300          102
Ionics, Inc.                     4,200          171
Isis Pharmaceuticals, Inc.*      4,000           40
Isolyser Inc.                    5,400           96
Itron, Inc.*                     2,600           76
J & L Specialty Steel, Inc.     10,200          167
JSB Financial, Inc.              2,800           86
Jacobs Engineering Group
 Inc.*                           9,500          208
Jacor Communications, Inc.
 Class A*                        4,600           72
Jefferson Bankshares, Inc.       3,200           72
John Alden Financial Corp.       5,700          118
John Wiley & Sons, Inc. Class
 A                               5,800          173
Jones Intercable, Inc. Class
 A*                              7,500           94
Juno Lighting, Inc.              4,600           67
Just for Feet Inc.               3,350           80
Justin Industries, Inc.          5,800           59
K N Energy, Inc.                 6,568          168
KCS Energy, Inc.                 1,900           22
KLA Instruments Corp.            1,200           52
Kaiser Aluminum Corp.*          12,800          144
Kaman Corp. Class A              4,700           51
Kaufman & Broad Home Corp.       7,700           90
Kaydon Corp.                     3,500          101
Keane, Inc.                      4,500          122
Kelley Oil & Gas Corp.*         10,100           24
Kellwood Co.                     5,000           94
Kemet Corp.                      7,800          267
Kenetech Corp.*                  8,900           28
Kennametal Inc.                  5,400          168
Kent Electronics Corp.           3,050          149
KeyCorp, Inc.                    2,200           74
Keystone Financial, Inc.         6,100          199
Keystone International, Inc.     8,700          194
Kimball International, Inc.
 Class B                         5,000          129
Kinder-Care Learning
 Centers, Inc. (New)*            5,000           68
Kinetic Concepts, Inc.          10,300          116
Kirby Corp.*                     6,000           99
Komag, Inc.*                     5,100          291
Kulicke & Soffa Industries
 Inc.                            6,000          212
LCI International Inc.          16,200          292
LTX Corp.*                       6,400           78
La Quinta Inns, Inc.             2,250           58
La-Z-Boy Chair Co.               4,000          119
Laclede Gas Co.                  3,800           77
Lance, Inc.                      7,200          123
Landmark Graphics Corp.*         4,000           87
Landry's Seafood Restaurants,
 Inc.                            4,000           56
Lands' End, Inc.                 8,000          120
Landstar Systems, Inc.*          2,700           72
Lattice Semiconductor Corp.*     4,400          172
Lawson Products, Inc.            2,800           68

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Lawter International, Inc.       9,500     $    101
Leader Financial Corp.           3,500          125
Learning Co.*                    1,600           95
Lechters, Inc.*                  3,300           31
Legg Mason, Inc.                 3,500          101
Lennar Corp.                     8,800          201
Level One Communications
 Inc.*                           2,650           61
Libbey Inc.                      3,200           66
Liberty Bancorp, Inc.            2,000           72
Liberty Corp.                    4,800          161
Life Partners Group, Inc.        5,900          107
Life Re Corp.                    3,300           68
Life Technologies, Inc.          3,800           95
Lillian Vernon Corp.             3,800           51
Lilly Industries, Inc. Class
 A                               5,350           68
Lincare Holdings, Inc.*          7,200          180
Lincoln Electric Co.             2,600           64
Lincoln Telecommunications
 Co.                             9,900          172
Liposome Co., Inc.*              7,200          110
Liqui-Box Corp.                    300            8
Littlefuse, Inc.*                3,400          111
Living Centers of America,
 Inc.*                           4,700          122
Logicon, Inc.                    3,400           78
Lojack Corp.*                    7,200          111
Lone Star Industries, Inc.       6,300          144
Long Islands Bancorp Inc.        6,200          142
Louis Dreyfus Natural Gas
 Corp.*                         11,400          160
Loyola Capital Corp.             2,800          100
Luby's Cafeterias, Inc.          6,500          135
Lukens Inc.                      4,150          128
Lydall, Inc.                     5,800          132
M.S. Carriers, Inc.*             3,000           47
MAIC Holdings Inc.*              1,627           49
MAXXAM Inc.*                     2,300           85
MDU Resources Group, Inc.        7,200          152
MESA Inc.*                      12,400           53
MICROS Systems, Inc.             1,500           56
Mac Frugal's Bargains-
 Close-outs, Inc.*               6,000           71
Macromedia Inc.                  8,000          294
Madison Gas and Electric Co.     2,300           76
Mafco Consolidated Group
 Inc.*                           6,300          143
Magma Copper Co. (New)          12,000          201
Magna Group, Inc.                6,500          159
MagneTek, Inc.*                  5,300           52
Manitowoc Co., Inc.              1,600           45
Marcus Corp.                     3,700          128
Mariner Health Group, Inc.*      4,300           42
Mark Twain Bancshares, Inc.      4,100          143
Markel Corp.*                    1,300           95
Marquette Electronics, Inc.
 Class A*                        9,400          172
Marshall Industries*             4,300          152
Mascotech, Inc.                 16,500          169
Material Sciences Corp.          3,300           55
Maxicare Health Plans Inc.*      4,200           74
Maxim Integrated Products,
 Inc.                            2,100          157
Maxtor Corp.*                   10,700           54
Maybelline, Inc.                 2,900           69
McAfee Associates, Inc.          3,500          205
McClatchy Newspapers, Inc.
 Class A                         6,900          136
Measurex Corp.                   3,600          111
Medic Computer Systems, Inc.*    2,900          155
Medicine Shoppe
 International, Inc.             1,800           78
Medisense Inc.*                  3,800           81
Medpartners Inc.*                4,700          131
Medusa Corp.                     3,400           85
Men's Wearhouse, Inc.            3,200          126
Mentor Corp.                     5,800          129
Mercury Interactive Corp.*       3,700           77
Meredith Corp.                   6,800          243
Merisel, Inc.*                   6,500           39
Mesa Airlines, Inc.*             7,900           75
Methode Electronics, Inc.
 Class A                         5,300          123
Meyer (Fred), Inc.*              7,200          134
Michaels Stores, Inc.*           5,600           77
Microchip Technology, Inc.       2,100           83
Microdyne Corp.*                 2,700           75
Mid-Am, Inc.                     3,320           55
Midamerican Energy Co.           9,261          148
Mikasa Inc.*                     4,900           64
Miller (Herman), Inc.            6,300          188
Mine Safety Appliances Co.       1,200           61
Minerals Technologies, Inc.      4,900          195
Mississippi Chemical Corp.       5,800          139
Mohawk Industries, Inc.*         8,200          122
Molten Metal Technology,
 Inc.*                           5,100          198
Money Store Inc.                 4,950          197
Morrison Knudsen Corp.           8,000           52
Movie Gallery Inc.*              3,000          115
Mueller Industries, Inc.         4,600          108
Multicare Cos., Inc.*            3,800           71
Musicland Stores Corp.*          6,800           44
Myers Industries, Inc.           5,450           78
NAC Re Corp.                     4,900          172
NACCO Industries, Inc. Class
 A                               2,300          132
NCH Corp.                        1,800           98
NL Industries, Inc.*            12,500          163
NYMAGIC, Inc.                    2,000           32
Nabors Industries, Inc.*        21,100          182
National Auto Credit Inc.*       5,500           89
National Bancorp of Alaska,
 Inc.                            1,800          113
National Commerce Bancorp        6,200          160
National Computer Systems,
 Inc.                            3,400           64
National Data Corp.              5,800          154
National Instruments Corp.*      5,100           97
National Presto Industries,
 Inc.                            1,600           65
National RE Holdings Corp.       4,300          145
National Steel Corp. Class B*    9,600          127
Nautica Enterprises, Inc.        4,650          160
Neiman Marcus Group, Inc.        9,800          168
Nellcor Inc.*                    7,296          421
Neostar Retail Group Inc.*       3,500           53
Netcom Online Communications*    2,500          145
Netmanage Inc.                  10,800          221
Network Equipment
 Technologies, Inc.*             4,400          144
Network General Corp.*           5,100          211
Network Peripherals Inc.*        2,400           25
New England Business Service,
 Inc.                            3,200           62
New Jersey Resources Corp.       3,700           93

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Newfield Exploration Co.*        5,900     $    174
Nexgen Inc.*                     7,500          139
Nextel Communications, Inc.*     3,877           54
Noble Drilling Corp.*           22,975          162
Norand Corp.*                    1,600           27
North American Mortgage Co.      3,800           78
North Fork Bancorp, Inc.         5,700          125
Northwest Natural Gas Co.        3,400          110
Norwest Corp.                    3,680          109
NovaCare, Inc.*                 14,080           88
Novellus Systems, Inc.*            600           41
Nu-Kote Holding, Inc.            4,900          101
Nuevo Energy Co.*                4,300           95
O'Reilly Automotive, Inc.*       2,100           69
OEA, Inc.                        5,100          139
OM Group Inc.                    2,700           79
ONBANCorp, Inc.                  3,600          106
Oak Industries Inc.*             4,500           94
Oak Technology*                  4,400          242
Oakwood Homes Corp.              6,200          233
Octel Communications Corp.*      5,600          191
Offshore Logistics, Inc.*        4,200           53
Olympic Financial Ltd.*          5,100           92
Omnicare, Inc.                   6,600          239
One Valley Bancorp of
 West Virginia, Inc.             4,700          157
Oneok Inc.                       6,900          168
Opti Inc.*                       2,400           24
Optical Data Systems, Inc.       3,900          117
OrNda Healthcorp*                9,760          173
Orange & Rockland Utilities,
 Inc.                            3,400          119
Orbital Sciences Corp.*          5,300           77
Oregon Steel Mills, Inc.         6,300           90
Orion Capital Corp.              3,200          131
Ostex International Inc.*        2,700           53
Otter Tail Power Co.             2,500           86
Outboard Marine Corp.            4,400           91
Outlet Communications Inc.*      1,800           83
Overseas Shipholding Group,
 Inc.                            9,200          156
Owens & Minor, Inc.              6,600           78
Oxford Health Plans, Inc.        2,200          173
PAXAR Corp.                      4,687           59
PDT Inc.                         2,400           91
PHH Corp.                        3,900          171
PLATINUM technology, inc.*      12,300          225
Pairgain Technologies Inc.*      3,400          145
Papa John's International,
 Inc.*                           2,400           93
Park Electrochemical Corp.       2,600           81
Park National Corp.              1,500           68
Parker & Parsley Petroleum
 Co.                             8,300          154
Parker Drilling Co.*            21,100          111
Patlex Corp. (New)*                550            3
Patterson Dental Co.             3,850           95
Paxson Communications Corp.      6,500           80
Payless Cashways Inc.*           9,300           53
Penn Traffic Co.*                2,600           28
PennCorp Financial Group,
 Inc.                            6,900          165
People's Bank                    8,600          171
People's Choice TV Corp.*        2,600           54
PeopleSoft, Inc.                   600           52
Peoples Heritage Financial
 Group, Inc.                     3,800           73
Performance Systems
 International Inc.*             7,100          126
Petrie Stores Corp.             12,300           35
Petrolite Corp.                  2,400           58
Phillips-Van Heusen Corp.        5,700           58
Phoenix Resource Cos Inc.        3,200           57
Photronic, Inc.                  2,950           88
Phycor, Inc.                     6,900          253
Physician Reliance Network
 Inc.*                           5,300          176
Physician Sales & Service
 Inc.                            4,500           73
Physicians Corp. of America*     9,900          150
Physicians Health Services,
 Inc.*                           2,000           67
Picturetel Corp.                 3,300          217
Piedmont Natural Gas Co.,
 Inc.                            9,400          207
Pier 1 Imports, Inc.             9,745           94
Pioneer Group, Inc.              6,100          160
Pioneer-Standard Electronics,
 Inc.                            5,025           69
Piper Jaffray Inc.               4,600           55
Pittway Corp.                      800           48
Pittway Corp. Class A            3,200          192
Planar Systems, Inc.*            2,700           47
Players International Inc.       6,900           73
Playtex Products, Inc.*         12,300           86
Ply-Gem Industries, Inc.         2,800           48
Pogo Producing Co.               9,000          181
Polaris Industries Inc.          6,900          193
Policy Management Systems
 Corp.*                          2,000           94
Pratt & Lambert United, Inc.     2,100           44
Precision Castparts Corp.        4,800          172
Premier Bancorp, Inc.            7,900          163
Presidential Life Corp.          6,800           65
Presstek Inc.                    3,350          160
Price Enterprises Inc.           5,300           78
Primadonna Resorts Inc.*         7,400          116
Primark Corp.*                   4,600          105
Prime Hospitality Corp.*         6,900           68
Production Operators Corp.       2,200           65
Proffitt's, Inc.*                2,100           49
Progress Software Corp.          1,600          104
Protective Life Corp.              600           17
Protein Design Labs, Inc.*       3,300           55
Provident Bancorp, Inc.          3,700          155
Public Service Co. of
 New Mexico*                    10,200          171
Public Service Co. of
 North Carolina, Inc.            6,000           95
Pulitzer Publishing Co.          4,025          182
Pulte Corp.                      7,300          231
Quaker State Corp.               7,400           97
Quality Food Centers, Inc.       3,600           73
Quanex Corp.                     2,800           55
Quantum Health Resources,
 Inc.*                           3,000           32
Quarterdeck Corp.*               5,200          111
Quick & Reilly Group, Inc.       5,580          133
Quintiles Transnational Corp.    2,500          159
RCSB Financial Inc.              3,600           80
Raymond James Financial, Inc.    4,400           95
Reading & Bates Corp.*          20,600          237
Regal Cinemas, Inc.              3,200          125
Regal-Beloit Corp.               4,500           81
Reinsurance Group of America,
 Inc.                            4,400          151

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Reliance Group Holdings, Inc.   26,400     $    195
Renaissance Commerce Corp.       6,600          148
Renal Treatment Centers Inc.*    2,200           79
Republic Waste Industries
 Inc.                           14,600          316
Respironics, Inc.                3,900           86
Rexel Inc.*                      5,200           60
Rexene Corp.*                    3,200           29
Richfood Holdings, Inc.          8,500          214
Riggs National Corp.*           11,100          145
Rio Hotel and Casino, Inc.*      4,900           62
River Forest Bancorp, Inc.       3,200           75
RoTech Medical Corp.*            3,100           72
Robert Half International
 Inc.                            6,900          252
Roberts Pharmaceutical Corp.*    4,600           89
Rock Tennessee Co.               6,700          111
Rogers Corp.                     1,400           32
Rohr Inc.*                       6,600           98
Rollins Environmental
 Services, Inc.*                15,100           51
Rollins Truck Leasing Corp.      9,800           94
Roosevelt Financial Group,
 Inc.                           10,200          163
Roper Industries, Inc.           3,800          135
Ross Stores, Inc.                5,700           89
Rouge Steel Co.                  3,500           76
Rowan Companies, Inc.*          21,100          140
Ruddick Corp.                   11,200          143
Russ & Berrie Co., Inc.          8,500          118
Ryan's Family Steak Houses,
 Inc.*                          21,100          165
Rykoff-Sexton, Inc.              6,250          141
Ryland Group, Inc.               2,900           42
S & T Bancorp, Inc.              2,100           54
S3 Inc.                          9,000          153
SCI Systems, Inc.*               7,300          257
SEI Corp.                        4,200           90
STERIS Corp.                     4,100          138
Safeguard Scientifics Inc.       3,300          149
Salick Health Care, Inc.*        2,600           95
Samsonite Corp. (New)            3,500           35
Sanifill, Inc.*                  3,800          120
Sanmina Corp.*                   1,900          103
Santa Cruz Operations, Inc.*     6,200           37
Savannah Foods & Industries,
 Inc.                            5,400           68
Savoy Pictures Entertainment,
 Inc.*                           7,200           42
Sbarro, Inc.                     8,000          167
Schuler Homes, Inc.*             8,300          100
Scientific Games Holdings
 Corp.                           3,400          113
Scotts Co. Class A*              7,400          146
Seaboard Corp.                     300           79
Seafield Capital Corp.           1,400           50
Seagull Energy Corp.*            8,600          147
Security Capital Corp.           2,300          126
Security Dynamics Tech           3,400          110
Seitel, Inc.*                    2,100           54
Selective Insurance Group,
 Inc.                            4,400          163
Semitool Inc.                    2,700           43
Sepracor Inc.*                   5,200           88
Sequa Corp. Class A*             2,600           67
Sequent Computer Systems,
 Inc.*                           8,000          140
Service Merchandise Co.,
 Inc.*                          23,562          127
Shiva Corp.*                     3,100          186
Shoney's, Inc.*                 10,200          113
ShopKo Stores, Inc.             12,800          138
Shorewood Packaging Corp.*       4,900           81
Showboat, Inc.                   3,300           79
Shurgard Storage Centers Inc.    5,800          148
Sierra Health Services, Inc.*    3,100           89
Sierra On-Line, Inc.             4,300          161
Sierra Pacific Resources         7,000          164
Silicon Valley Group, Inc.*      5,700          184
Sithe Energies Inc.*            13,700           98
SkyWest Airlines, Inc.           2,300           39
Smart & Final Inc.               5,000           94
Smith International, Inc.*       8,600          138
Smith's Food & Drug Centers,
 Inc. Class B                    4,200           96
Smithfield Foods, Inc.*          3,400           86
Smucker (J.M.) Co. Class A       6,900          135
Smucker (J.M.) Co. Class B       3,500           63
Snyder Oil Corp.                 6,500           67
Sofamor/Danek Group, Inc.*       5,800          142
Somatogen Inc.*                  4,400           70
Sonat Offshore Drilling, Inc.    6,700          213
South Jersey Industries, Inc.    2,800           57
Southdown, Inc.*                 6,400          104
Southern Indiana
 Gas & Electric Co.              3,966          134
Southwest Gas Corp.              4,900           74
Southwestern Energy Co.          4,900           61
Sovereign Bancorp, Inc.         10,179          102
SpaceLabs Medical Inc.*          2,800           71
Spectrian Corp.*                 1,700           37
Spectrum HoloByte, Inc.*         5,100           53
Sports & Recreation, Inc.        3,600           27
Sports Authority Inc.*           4,600          100
Springs Industries, Inc.         4,900          210
St. John's Knits, Inc.           2,100          101
St. Paul Bancorp, Inc.           4,500          108
Standard Financial Inc.*         4,300           60
Standard Motor Products, Inc.    2,500           41
Standard Products Co.            3,900           60
Standard Register Co.            7,700          175
Standex International Corp.      3,000           98
Stanhome Inc.                    4,700          143
State Auto Financial Corp.       3,100           69
Station Casinos Inc*             8,100          104
Stein Mart, Inc.*                4,300           48
Sterling Chemicals, Inc.*       15,200          122
Stewart Enterprises, Inc.
 Class A                         5,300          179
Stillwater Mining Co.*           4,800           80
Stone & Webster, Inc.            3,100          104
Stone Container Corp.            6,112          101
Stratacom Inc.                   1,400           86
Stratosphere Corp.*              7,200           72
Stratus Computer, Inc.*          6,600          205
Stride Rite Corp.               12,200          137
Structural Dynamics Research
 Corp.*                          7,300          134
Student Loan Corp.               5,000          158
Sturm, Ruger & Co., Inc.         2,700           73
Sumitomo Bank California         4,000           94
Summit Bancorp                   7,860          222
Summit Technology Inc.*          5,100          226
Sun Healthcare Group, Inc.*     12,708          151

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Sunglass Hut International,
 Inc.                            9,600     $    260
Sunrise Medical Inc.*            4,300           78
Sunshine Mining Co.*            43,700           71
Surgical Care Affiliates,
 Inc.                           10,650          316
Susquehanna Bancshares, Inc.     2,500           73
Swift Transportation Co.         5,100           85
Symantec Corp.*                  7,700          187
Symmetricom, Inc.*               2,900           54
Synetic, Inc.*                   4,100           96
Synopsys, Inc.                     400           15
System Software Associates,
 Inc.                            6,600          204
Systems & Computer Technology
 Corp.*                          2,600           47
TBC Corp.*                       4,900           35
TCA Cable TV, Inc.               5,800          173
TJ International                 4,900           85
TNT Freightways Corp.            5,500          100
TSX Corp.                        2,100           41
Target Therapeutics Inc.*        1,700          131
Tech Data Corp.*                 9,000          110
Tecnol Inc.*                     4,400           82
Tejas Gas Corp.                  2,530          119
Tekelec Inc.                     2,800           41
Teleflex Inc.                    3,950          167
Telular Corp.*                   4,800           66
Telxon Corp.                     4,000           92
Tencor Instruments               5,000          214
Tennant Co.                      2,100           53
Terra Industries, Inc.          14,700          186
Tesoro Petroleum Corp.*          7,800           61
Tetra Tech, Inc. (New)           3,906           85
Texas Industries, Inc.           2,600          137
Theratx Inc.*                    4,500           51
Thermedics Inc.*                 8,200          151
Thermo Cardiosystems Inc.*       4,700          228
Thermo Fibertek Inc.            16,050          253
Thermotrex Corp.                 4,500          161
Thiokol Corp.                    5,100          177
Thomas Nelson, Inc.              4,125           69
Three-Five Systems, Inc.         1,700           31
Tiffany & Co. (New)              3,900          170
Timberland Co. Class A*          2,500           48
Titan Wheel International,
 Inc.                            5,225           76
Toll Brothers, Inc.*             7,300          130
Topps Co., Inc.                  9,500           59
Toro Co.                         2,600           75
Toy Biz Inc.*                    3,800           85
Toys 'R' Us, Inc.*                 730           16
Transpro Inc.*                   1,275           14
Trenwick Group Inc.              1,400           70
Triangle Pacific Corp.*          3,200           50
Triarc Cos., Inc. Class A*       6,400           61
Trident Microsystems Inc.*       2,300           69
Trimble Navigation Ltd.*         5,000           99
True North Communications        5,500          111
Trust Co. of New Jersey (New)    3,900           51
TrustCo Bank Corp New York       3,904           84
Trustmark Corp.                  8,200          157
Tuscon Electric Power Co.*      34,100          102
Tyco Toys, Inc.*                 6,800           37
U S Delivery Systems Inc.*       4,500           93
U S Trust Corp. (New)            2,000           96
U.S. Home Corp. (New)*           2,200           59
U.S. Robotics, Inc.              6,800          632
UGI Corp.                        7,800          164
UMB Financial Corp.              4,816          208
UNR Industries, Inc.            12,200          101
US Filter Corp. (New)            5,700          133
USA Waste Services, Inc.*       13,907          292
USAir Group, Inc.*              17,200          234
UST Corp.*                       4,400           61
Ultratech Stepper Inc.           4,700          188
UniFirst Corp.                   3,900           55
Unicom Corp.                     2,400           79
Union Planters Corp.             7,788          239
Uniroyal Chemical Corp.*         5,400           42
United Bankshares, Inc.          2,500           76
United Carolina Bancshares
 Corp.                           3,300          118
United Companies Financial
 Corp.                           6,440          181
United Illuminating Co.          3,400          129
United Insurance Companies,
 Inc.                            9,300          156
United International Holdings
 Inc.*                           4,900           74
United Meridian Corp.*           6,600          111
United Stationers Inc.           3,990          155
United Television, Inc.          2,400          205
United Waste Systems, Inc.*      3,500          138
United Water Resources Inc.      9,300          117
United Wisconsin Services,
 Inc.                            2,500           62
Unitrode Corp.*                  2,300           62
Univar Corp.                     4,300           58
Universal Health Services,
 Inc. Class B*                   3,300          124
VLSI Technology, Inc.*           7,500          176
Valassis Communications,
 Inc.*                          10,600          147
Valley National Bancorp          7,824          191
Valmont Industries, Inc.         3,300           80
Value City Department Stores,
 Inc.*                           5,900           35
Value Health, Inc.*              2,338           53
Value Line, Inc.                 2,100           70
Varco International, Inc.*       9,900           90
Vencor, Inc.                    11,687          324
Ventritex, Inc.*                 5,000           98
VeriFone, Inc.*                  5,500          149
Vertex Pharmaceuticals, Inc.*    4,300           71
Vesta Insurance Group Inc.       4,500          182
Vicor Corp.                      8,600          173
Vigoro Corp.                     4,100          178
Vintage Petroleum, Inc.          5,200          105
Vital Signs Inc.                 2,900           53
Vitalink Pharmacy Services,
 Inc.*                           2,600           48
Vivra, Inc.                      5,400          178
WD-40 Co.                        1,700           67
WHX Corp.*                      11,700          121
WICOR, Inc.                      3,600          107
WLR Foods, Inc.                  3,450           48
WMS Industries Inc.*             5,800          114
WPS Resources Corp.              6,000          187
Waban, Inc.*                     8,100          127
Wabash National Corp.            4,900          124
Wallace Computer Services,
 Inc.                            4,600          259
Wang Laboratories, Inc.*         8,300          140

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
Washington Energy Co.            5,300     $     97
Washington National Corp.        4,900          111
Watkins-Johnson Co.              2,500          120
Watson Pharmaceuticals Inc.*     8,556          385
Watts Industries, Inc. Class
 A                               6,600          136
Wausau Paper Mills Co.           7,056          171
Weatherford Enterra Inc.*       12,654          305
Webb (Del) Corp.                 4,200           87
Weirton Steel Corp.*             8,300           37
Wellman, Inc.                      300            7
Werner Enterprises, Inc.         6,300          119
West Company, Inc.               3,400           84
WestPoint Stevens, Inc.          8,100          173
Westamerica Bancorp              2,400           95
Westcorp, Inc.                   5,596           94
Westcott Communications,
 Inc.*                           4,000           56
Western Gas Resources, Inc.      5,400           84
Western Publishing Group
 Inc.*                           4,800           39
Western Waste Industries*        6,200          122
Westinghouse Air Brake
 Co. (New)*                      6,600           58
Westwood One, Inc.*              7,900          125
Whitney Holding Corp.            3,200           98
Williams Companies, Inc.           206            8
Williams-Sonoma, Inc.            6,200          109
Winnebago Industries, Inc.       4,100           33
Wisconsin Central
 Transportation Corp.              500           30
Wolverine Tube Inc.*             3,800          135
Wolverine World Wide, Inc.       3,600          108
Wonderware Corp.*                2,600           83
Work Recovery Inc.*             13,000           17
World Acceptance Corp.           5,300           69
Wyle Laboratories                3,000          128
Wyman-Gordon Co.*                8,700          110
X-Rite, Inc.                     4,500           69
Yankee Energy System, Inc.       1,900           41
Yellow Corp.                     7,100           94
Zale Corp. (New)*                8,000          119
Zebra Technologies Corp.
 Class A*                        3,200          190
Zeigler Coal Holding Co.         6,700           79
Zenith Electronics Corp.*       11,100           93
Zenith National Insurance
 Corp.                           4,300          100
Zero Corp.                       3,600           55
Zilog, Inc.*                     4,100          146
Zions Bancorp                    3,500          243
Zurn Industries, Inc.            5,000          108
                                           --------
TOTAL COMMON STOCK
 (Cost $107,206)                            120,832
                                           --------

                             Maturity       Value
                              (000s)        (000s)
                             ---------     --------
REPURCHASE AGREEMENT--1.1%
State Street Bank & Trust 4.75%
 Dated 10/31/95
 Due 11/01/95 Collateralized
 By:
 U.S. Treasury Bond
 $940,000 Par; 12%
 Due 8/15/13                    $1,400     $  1,400
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $1,400)                                1,400
                                           --------
TOTAL INVESTMENTS -- 100.1%
 (Cost $108,606)                            122,232
                                           --------
OTHER ASSETS AND
 LIABILITIES -- (0.1%)
 Other Assets                                   325
 Liabilities                                   (483)
                                           --------
                                               (158)
                                           --------
NET ASSETS -- 100.0%
Applicable to 10,431,988
 outstanding $0.00001
 par value shares
 (unlimited shares authorized)             $122,074
                                           ========
NET ASSET VALUE PER SHARE                    $11.70
                                             ======


------------------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Investment income:
  Dividends                                                      $  1,072
  Interest                                                            133
                                                                 --------
     Total investment income                                        1,205
                                                                 --------
Expenses:
  Investment advisory and administration fee                          447
  Transfer agency and shareholder service fees                        223
  Custodian fees                                                       95
  Registration fees                                                    46
  Professional fees                                                    25
  Shareholder reports                                                  35
  Trustees' fees                                                       21
  Amortization of deferred organization costs                          15
  Insurance and other expenses                                          5
                                                                 --------
                                                                      912
Less expenses reduced                                                (303)
                                                                 --------
     Total expenses incurred by Fund                                  609
                                                                 --------
Net investment income                                                 596
                                                                 --------
Net realized gain (loss) on investments:
  Proceeds from sales of investments                               27,327
  Cost of investments sold                                        (27,036)
                                                                 --------
     Net realized gain on investments sold                            291
                                                                 --------
Change in net unrealized appreciation on investments:
  Beginning of period                                                 597
  End of period                                                    13,626
                                                                 --------
     Increase in net unrealized appreciation on investments        13,029
                                                                 --------
Net gain on investments                                            13,320
                                                                 --------
Increase in net assets resulting from operations                 $ 13,916
                                                                 ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                           For the period
                                              For the     December 3, 1993
                                            year ended    (commencement of
                                            October 31,    operations) to
                                               1995       October 31, 1994
                                            -----------   ----------------
Operations:
  Net investment income                      $     596        $    353
  Net realized gain (loss) on
     investments sold                              291            (528)
  Increase in net unrealized appreciation
     on investments                             13,029             597
                                              --------        --------
  Increase in net assets resulting from
     operations                                 13,916             422
                                              --------        --------
Dividends to shareholders from
  net investment income                           (408)            (57)
                                              --------        --------
Capital Share Transactions:
  Proceeds from shares sold                     64,687          78,646
  Net asset value of shares issued in
     reinvestment of dividends                     364              53
  Early withdrawal fees                             41              27
  Less payments for shares redeemed            (24,654)        (10,963)
                                              --------        --------
  Increase in net assets from capital
     share transactions                         40,438          67,763
                                              --------        --------
Total increase in net assets                    53,946          68,128
Net Assets:
  Beginning of period                           68,128              --
                                              --------        --------
  End of period (including undistributed
     net investment income of $484 and
     $296, respectively)                     $ 122,074        $ 68,128
                                              ========        ========
Number of Fund Shares:
  Sold                                           5,910           7,884
  Reinvested                                        38               5
  Redeemed                                      (2,296)         (1,109)
                                              --------        --------
  Net increase in shares outstanding             3,652           6,780
Shares Outstanding:
  Beginning of period                            6,780              --
                                              --------        --------
  End of period                                 10,432           6,780
                                              ========        ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab International Index Fund(TM), the Schwab Asset Director(R)-High Growth Fund, the Schwab Asset Director(R)-Conservative Growth Fund and the Schwab Asset Director(R)-Balanced Growth Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM), an index created to represent the performance of the second 1,000 largest publicly traded common stocks issued by United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's investment manager pursuant to Board of Trustees' guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1995, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $13,626,000, of which $22,090,000 related to appreciated securities and $8,464,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .50% of the first $300 million of average daily net assets and .45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $447,000 during the year ended October 31, 1995, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- Prior to May 1, 1995, the Investment Manager had a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional"), under which Dimensional performed day-to-day portfolio management for the Fund. Dimensional did not receive compensation directly from the Fund. However, the Investment Manager did pay Dimensional an annual fee, payable monthly, of .10% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Effective May 1, 1995, the sub-advisory agreement for the Fund was terminated and the Investment Manager assumed day-to-day portfolio management responsibility for the Fund.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of the average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1995, the Fund incurred transfer agency and shareholder service fees of $223,000, before Schwab reduced its fees (see Note
5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1995, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $21,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1995, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1995, the total of such fees reduced by the Investment Manager was $115,000 and the total of such fees reduced by Schwab was $188,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $69,455,000 and $27,327,000, respectively, for the year ended October 31, 1995.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1995, total early withdrawal fees retained by the Fund amounted to $41,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1995, net assets consisted of:

Capital paid in                                               $108,201,000
Accumulated undistributed net investment income                    484,000
Accumulated net realized loss on investments sold                 (237,000)
Net unrealized appreciation on investments                      13,626,000
                                                              ------------

     Total                                                    $122,074,000
                                                              ============

At October 31, 1995, the Fund's Statement of Net Assets included receivable for Fund shares sold of $194,000 in addition to liabilities of $346,000 for securities purchased, $48,000 for Fund shares redeemed and $29,000 for investment advisory and administration fee payable.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1995
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                   For the period
                                                                  December 3, 1993
                                                  For the         (commencement of
                                                 year ended        operations) to
                                              October 31, 1995    October 31, 1994
                                              ----------------   ------------------
Net asset value at beginning of period            $  10.05            $  10.00
Income from Investment Operations
-----------------------------------
  Net investment income                                .10                 .06
  Net realized and unrealized gain
    on investments                                    1.61                  --
                                                  --------             -------
  Total from investment operations                    1.71                 .06
Less Distributions
-----------------
  Dividends from net investment income                (.06)               (.01)
  Distributions from realized gain on
    investments                                         --                  --
                                                  --------             -------
  Total distributions                                 (.06)               (.01)
                                                  --------             -------
Net asset value at end of period                  $  11.70            $  10.05
                                                  ========             =======
Total return (%)                                     17.11                 .63
----------------
Ratios/Supplemental Data
--------------------------
  Net assets, end of period (000s)                $122,074            $ 68,128
  Ratio of expenses to average net assets
    (%)                                                .68                 .67*
  Ratio of net investment income to
    average net assets (%)                             .68                 .68*
  Portfolio turnover rate (%)                           24                  16

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1995 and 1994, would have been 1.02% and 1.19%*, respectively, and the ratio of net investment income to average net assets would have been .34% and .16%*, respectively.

* Annualized

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Small-Cap Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1995, and the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 22, 1995

                    1995 SPECIAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   NOTICE TO CORPORATE SHAREHOLDERS
   100% of the Fund's distributions for the fiscal year ended October 31,
   1995 qualify for the corporate dividends received deduction.
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - High Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - High Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========



The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - High Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director-Balanced Growth Fund and the Schwab Asset Director -Conservative Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - Balanced Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - Balanced Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========


The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - Balanced Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director - High Growth Fund and the Schwab Asset Director - Conservative Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholder
of the Schwab Asset Director(R) - Conservative Growth Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Schwab Asset Director - Conservative Growth Fund (the "Fund"), a series of Schwab Capital Trust, at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP
------------------------
Price Waterhouse
San Francisco, California
November 22, 1995

              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995


Cash                                                                    $  1,000

Deferred organization costs                                               17,810

Payable to Charles Schwab Investment Management, Inc.                    (17,810)
                                                                        --------

Net Assets                                                              $  1,000
                                                                        ========

Number of shares of beneficial interest issued and
    outstanding, $0.00001 par value (unlimited shares authorized)            100
                                                                        ========

Net Asset Value and Offering Price Per Share at October 31, 1995        $  10.00
                                                                        ========


The Notes to the Statement of Assets and Liabilities are an integral part of this financial statement.

              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.       ORGANIZATION

The Schwab Asset Director - Conservative Growth Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, no-load, management investment company. The Trust was established on May 7, 1993 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. As of October 31, 1995, the Fund has had no operations other than activities relating to its organization and the registration of its shares of beneficial interest under the Securities Act of 1933 and the sale and issuance of 100 shares to Charles Schwab & Co., Inc. at $10.00 per share.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director - High Growth Fund and the Schwab Asset Director - Balanced Growth Fund.

2.       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") under which the Fund will pay a fee for investment advisory and administrative services upon commencement of the Fund. For advisory services and facilities furnished, the Fund will pay an annual fee, payable, monthly, of .74% of the first $1 billion of average daily net assets, .69% of such net assets over $1 billion, and .64% of such net assets in excess of $2 billion.

The Investment Manager has executed a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony"), a wholly-owned subsidiary of BARRA, Inc. Under this agreement, Symphony will be responsible for recommending the target asset allocation mix for the tactical asset allocation component of the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager will pay Symphony an annual fee, payable monthly, of .08% of the first $100 million of aggregate average daily net assets of the three Asset Director Funds, .06% of such net assets of the next $150 million, .04% of such net assets of the next $600 million and .02% of such net assets over $850 million.

The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"), under which the Fund will pay fees for transfer agency and shareholder services. Upon commencement of operations, Schwab will receive an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such net assets for shareholder services.

              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND
                       (A SERIES OF SCHWAB CAPITAL TRUST)
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

The Investment Manager and Schwab are, respectively, direct and indirect wholly-owned subsidiaries of The Charles Schwab Corporation.

3.       DEFERRED ORGANIZATION COSTS

Costs incurred in connection with the Fund's organization have been incurred by the Investment Manager and are an obligation to be paid by the Fund. These costs will be amortized over the period of benefit, but not to exceed 60 months from the commencement of operations of the Fund.